UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08922

Mutual of America Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.			10022
(Address of principal executive offices)			(Zip code)

John R. Greed Executive Vice President and Treasurer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2006

ITEM 1.             REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders follows:

MUTUAL OF AMERICA
INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT

ALL AMERICA FUND
EQUITY INDEX FUND
MID-CAP EQUITY INDEX FUND
AGGRESSIVE EQUITY FUND
BOND FUND
MONEY MARKET FUND

DECEMBER 31, 2006

This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
320 PARK AVENUE, NEW YORK, NEW YORK 10022

Dear Shareholder:

We are pleased to present to you the Mutual of America Institutional Funds, Inc. (the "Investment Company") Annual Report for the year ended December 31, 2006. This Annual Report includes important information regarding the performance and financial positions of the Investment Company's funds during 2006.

The S&P 500® Index (the "Index") advanced 13.6% in 2006, based on price. The Index moved up steadily through the first four months of the year, but then gave back most of those gains over the next two months. However, during the second half of the year, the Index more than made up for its losses and gained 11.7%. What changed between the first half and the second half of the year? Essentially, the market developed a greater sense of certainty over the future course of the economy, interest rates and inflation. Not absolute certainty, but a rising level of confidence that the path of interest rates, and then oil, was becoming more discernable.

In 2006, the Federal Reserve (the "Fed") raised the Federal Funds target rate four times to 5.25%. The last increase was on June 29, when the Fed announced its 17th consecutive 25-basis-point increase in the Federal Funds rate over the last two years. Importantly, though, the text of the commentary that accompanied the rate announcement noted a slowdown in economic growth, a bit less concern about inflationary forces, and a repeat of a commitment to make future decisions based on how subsequently reported data unfolded. The statement seemed much more balanced, and conveyed a more sanguine tone, than earlier releases. The bond market responded with a rally that drove the 10-Year Treasury note from an annual peak of 5.25% registered on the day before the Fed's June announcement to an interim trough of 4.92% on the day before the Fed's August meeting announcement.

On August 8, the Fed announced that it was keeping the Federal Funds rate at 5.25%, confirming the bond market's expectation of at least a "pause" in the regimen of rate increases. Ironically, August 8 was the same day that the price per barrel of oil hit an all-time record high of $76.98. While cause and effect would be hard to prove, the irony is probably related to at least a market-sentiment connection. In any event, the 10-Year Treasury note proceeded to drop from 4.92% to an annual low of 4.43% in early December, while the price of oil plummeted over 20% through mid-November to $55.81 per barrel. As already noted, stocks responded by advancing more than 10% over the remainder of the year.

The positive behavior of the markets over the second half of 2006 was consistent with our mid-year suggestion that the economy was heading for a "soft landing," defined as a slowdown in growth for an interim period before reaccelerating, and avoiding recession. That outlook envisioned an imminent end to interest-rate increases in the face of clearly unfolding downturns in housing and autos. The reversal in oil prices was an added plus, because it signaled reduced pressure on consumer incomes and on the general level of inflation, thus supporting a Fed "pause" in rate increases.

The subsequent economic data have confirmed a growth slowdown. Second-quarter GDP came in at 2.6%, down from 5.6% in the first quarter, as noted in our mid-year report. Third-quarter GDP came in at the reduced pace of 2.0%, and was originally reported as 1.6%. Such slowdowns are generally accompanied by reduced inflation, and such was the case as the GDP Price Index registered an annualized rate of 1.9% for the third quarter versus the 3.3% reported for the second quarter. However, the preliminary report for the fourth quarter of 2006, released in mid-February 2007, reported GDP growth of 3.5%, with inflation actually declining to 1.5% on an annualized rate. A pick-up in growth and a reduction in inflation! The best an economy, an economist, and especially, a Federal Reserve Board Member could hope for!

But that's the past. Markets are always focused on the future, attempting to discern the prospective course of factors that determine the direction and magnitude of change.

Our best thinking at this time argues that U.S. economic growth has settled into a growth path in line with our nation's productive capacity, thought to be about 2.5% to 3.0% GDP growth. Annualized GDP growth for 2005 and 2006 came in at 3.2% and 3.4%, respectively. Most of the drivers behind that growth remain in place, including: (1) a consumer that keeps spending even in the face of higher gasoline prices and a weakening housing market; (2) a business sector that has continued to make capital investments at a solid pace while maintaining healthy balance sheets; (3) a government that has fostered such investment through liberal tax policy and supplemental spending on defense; and (4) a global economy that continues to expand robustly, driven largely by China, India and the rest of Asia, with an assist from an improving Europe. And the deflationary effects of this globalizing economy are helping to keep our own domestic inflation under control.

Sustained, non-inflationary growth is the ultimate goal of any economy, whether national or worldwide. At this moment, we seem to be experiencing just such a favorable environment. However, things change, change yields risk, and risk generally means trouble for markets. What could go wrong?

China's economy could falter, whether in response to a crisis within its financial system, unrest and dissent among those in its citizenry who have either been hurt by, or not benefited from, the tremendous economic growth that nation has experienced over the last decade, or external pressures that result in disruption to international trade or currency markets. The probability of this latter scenario is heightened by the buildup of huge currency – especially U.S. dollar – reserves by China as a result of its success in export markets. If China were to precipitate a large and rapid decline in the dollar through attempts to diversify its reserve holdings, the entire global economic and financial system would feel the reverberations. There is no doubt that China has been the engine of global growth during this expansion, and anything that disrupts that growth in the future will have tremendous ramifications for all economies throughout the world. That is the new reality, and therein lies a continuing risk.

Far less dramatic, but still a risk, would be a failure of the current Japanese, European or U.S. expansions, especially the latter. A re-escalation in the price of oil would be one factor that could instigate a drag on these developed economies. Another is the possibility that the monetary authorities raise interest rates too far too quickly. Both Japan and Europe are in the midst of rate increase regimes, although so far the authorities in both regions have proceeded with caution and a much more discretionary sequence than the U.S. Federal Reserve has employed over the past two years.

And, of course, unfortunately, there remains the possibility of some international crisis with military implications, whether in the Middle East, Asia, or perhaps even Latin America, which has taken a decidedly anti-Western, anti-capitalist turn recently.

But markets always price assets (stocks, bonds, houses, etc.) in terms of an assessment of the risk to the potential return. It is our judgment that valuations in the stock and bond markets are not currently excessive, despite what is a very favorable outlook. Over the next six months, we believe the U.S. stock markets can continue their advance on the basis of continued, yet modest, earnings growth and a bit more willingness to pay for that advance through an upward tick in price-to-earnings multiples. That is not to say we won't have an interim correction, but we still expect stock prices to achieve new expansion highs. The bond market is likely to generate a return equivalent to its coupon, plus or minus 2%, given prospects for no change by the Federal Reserve in short-term rates, and perhaps a little volatility in price as sentiment shifts in response to new economic data as it is released. In other words, a good year, much like 2006, although a bit more muted. As we move through the year, and investors begin to think about prospects for 2008, the same issues regarding the sustainability of growth and the outlook for inflation that we faced in the middle of 2006 should reemerge.

The views expressed in this Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

The total return performance for each of the Mutual of America Institutional Funds is reflected below:

Total Returns — Year Ended December 31, 2006

All America Fund	+15.56%
Equity Index Fund	+15.61%
Mid-Cap Index Fund	+10.32%
Aggressive Equity Fund	+16.06%
Bond Fund	+ 4.26%
Money Market Fund	+ 4.91%

All Fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages which immediately follow are brief presentations and graphs for each Fund (except the Money Market Fund) which illustrate each Fund's respective:

•  Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

•  Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

•  Historical performance compared to an appropriate index.

Following that are graphical representations of the asset allocations of each Fund and an illustration of each Fund's operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages which then follow.

Thank you for your continued investment in our Funds.

Sincerely,

John R. Greed
Chairman of the Board, President
and Chief Executive Officer
Mutual of America Institutional Funds, Inc.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index. The All America Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500® Index, with the remaining 40% actively managed, using four different investment approaches. The actively managed portion of the All America Fund is approximately equally distributed among large-cap growth, small and mid-cap growth, large-cap value and small- and mid-cap value.

The U.S. equity markets performed well in 2006, as discussed in the President's Letter. Large and mid-cap stocks underperformed small cap stocks – the S&P 500 finished the year up 15.79% and the S&P MidCap 400® Index was up 10.32%, while the Russell 2000® Index (representative of the small-cap universe) was up 18.37%. On a style basis, value outperformed growth in all capitalizations.

The All America Fund's return for the 12 months ended December 31, 2006 was 15.56% versus the benchmark return of 15.79%, in line with the index.

All America Fund

Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$11,556	15.56%	15.56%
5 Years	$13,356	33.56%	5.96%
10 Years	$20,035	100.40%	7.20%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$11,579	15.79%	15.79%
5 Years	$13,502	35.02%	6.19%
10 Years	$22,444	124.40%	8.42%

The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

EQUITY INDEX FUND

The Equity Index Fund's objective is to replicate the performance of the S&P 500® Index (the "S&P 500"), which consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and Nasdaq, with each stock's weight in the index proportionate to its market value. The weightings make each company's influence on the S&P 500's performance directly proportional to that company's market value.

The S&P 500 had a total return of 15.79% for 2006; in fact, all major indices posted double-digit returns. In the large-cap space, Telecommunication Services was the best-performing sector, posting a 36% total return, followed closely by Energy and Utilities. The rally in the fourth quarter caused overall market gains, and all sectors ended 2006 in positive territory.

The Equity Index Fund's performance for the 12 months ended December 31, 2006 was 15.61%, in line with the benchmark return of 15.79%. Note that the Equity Index Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

Equity Index Fund

Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$11,561	15.61%	15.61%
5 Years	$13,395	33.95%	6.02%
Since 5/3/99 (Inception)	$11,661	16.61%	2.03%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$11,579	15.79%	15.79%
5 Years	$13,502	35.02%	6.19%
Since 5/3/99 (Inception)	$11,900	19.00%	2.30%

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400 Index (the "S&P MidCap 400"). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and Nasdaq. The weightings make each company's influence on the S&P MidCap 400's performance directly proportional to that company's market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The S&P MidCap 400 underperformed the S&P 500® Index in 2006 for the first time in five years. Even though mid-cap stocks enjoyed the fifth straight year of double-digit growth, with a total return of 10.32%, the S&P 500® Index surged ahead with a return of 15.79%. Telecommunication Services was the top-performing mid-cap sector, with a 48% return for the year. During the first half of 2006, Telecommunications was the only sector ending in negative territory, but rebounded strongly as investors bought higher-yielding stocks and felt the worst was over.

The Mid-Cap Equity Index Fund's performance for the 12-month period ending December 31, 2006 was 10.32%, in line with the 10.32% return of the S&P MidCap 400 Index. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

Mid-Cap Equity Index Fund

Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$11,032	10.32%	10.32%
5 Years	$16,659	66.60%	10.75%
Since 9/1/00 (Inception)	$15,617	56.17%	7.29%

S & P Mid-Cap 400 Index

Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$11,032	10.32%	10.32%
5 Years	$16,770	67.70%	10.89%
Since 9/1/00 (Inception)	$15,917	59.17%	7.62%

The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

AGGRESSIVE EQUITY FUND

The objective of the Aggressive Equity Fund is to generate capital appreciation by investing in a combination of small-cap growth and value stocks, with the respective weightings to be determined by market conditions.

For the 12 months ended December 31, 2006, the small-cap Russell 2000® Index outperformed larger caps as measured by either the S&P 400 Index or the S&P 500® Index. For the year 2006, the best-performing sectors among small-cap stocks were Materials and Telecommunications Services; the worst performer was Healthcare. All sectors, with no exception, contributed positively for the year. Overall, value stocks outperformed growth stocks by a wide margin in this segment of the market.

Over the 12-month period ended December 31, 2006, the Aggressive Equity Fund returned 16.06% versus the 18.37% return for the Russell 2000® Index. Sector selection was the primary driver of this relatively minor underperformance. The sectors detracting from performance were Energy and Financial.

Aggressive Equity Fund

Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$11,606	16.06%	16.06%
5 Years	$14,491	44.90%	7.70%
Since 9/1/00 (Inception)	$12,080	20.80%	3.03%

Russell 2000 Index

Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$11,837	18.37%	18.37%
5 Years	$17,146	71.50%	11.39%
Since 9/1/00 (Inception)	$15,885	58.85%	7.58%

The line representing the performance return of the Aggressive Equity Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

MONEY MARKET FUND

The Money Market Fund's investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. The Money Market Fund returned 4.91% for the 12 months ended December 31, 2006, compared to a 4.76% return for the Citigroup Three-Month Treasury Bill Index.

Short-term rates moved higher during the first half of 2006, as the Federal Reserve raised the Federal Funds rate four more times, bringing it to 5.25% from 4.25% at the beginning of the year. The seven-day effective yield as of February 13, 2006 was 5.21%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. Government agency insures or guarantees investments in shares of the Money Market Fund.

BOND FUND

The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment grade, publicly traded debt securities. A secondary objective is preservation of capital. The Bond Fund primarily invests in corporate, U.S. Government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

The 2006 bond market was characterized by rising interest rates, a flat yield curve, and tightening credit spreads. Concern about inflation caused the Federal Reserve to raise the Federal Funds rate four times during the first half of the year. This resulted in an inverted yield curve that persisted through year-end. For the year, 90-Day Treasury Bills rose from 4.07% to 5.01%, an increase of 94 basis points. Long Treasury rates only rose 27 basis points, from 4.54% to 4.81%, which left them 20 basis points lower than short rates.

The Bond Fund's return for the year ended December 31, 2006 was 4.26%, compared to 4.33% for the Lehman Brothers Aggregate Bond Index®. The Bond Fund's strategy was to maintain a slightly shorter duration than its benchmark, put emphasis on relatively short corporate bonds with high yields, establish extreme credit diversification, and take a market weight in mortgage-related securities. So long as inflation is perceived as a threat, this strategy will be maintained in the Bond Fund.

Bond Fund

Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$10,426	4.26%	4.26%
5 Years	$12,326	23.26%	4.27%
10 Years	$16,000	60.00%	4.81%

Lehman Bros. Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$10,433	4.33%	4.33%
5 Years	$12,800	28.00%	5.06%
10 Years	$18,311	83.10%	6.24%

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ASSET ALLOCATIONS AS OF DECEMBER 31, 2006 (Unaudited)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Institutional Funds, Inc. Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management Corporation, the Funds' Advisor, has contractually agreed to limit each Fund's total operating expenses to its investment management fees. This contractual obligation remains in effect for 2007 and will continue for each following calendar year unless the Advisor gives notice to the Investment Company within two weeks before the next calendar year begins.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2006 and held for the entire period ending December 31, 2006.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

All America Fund

	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1 – December 31, 2006
Actual	$1,000.00	$1,113.76	$2.66
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.55

*  Expenses are equal to the Fund's annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Equity Index Fund

	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1 – December 31, 2006
Actual	$1,000.00	$1,126.34	$0.67
Hypothetical (5% return before Expenses)	$1,000.00	$1,024.25	$0.64

*  Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited) (Continued)

Mid-Cap Equity Index Fund

	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1 – December 31, 2006
Actual	$1,000.00	$1,059.16	$0.65
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.64

*  Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Aggressive Equity Fund

	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1 – December 31, 2006
Actual	$1,000.00	$1,076.09	$4.45
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.33

*  Expenses are equal to the Fund's annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Bond Fund

	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1 – December 31, 2006
Actual	$1,000.00	$1,046.02	$2.32
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.29

*  Expenses are equal to the Fund's annual expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Money Market Fund

	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1 – December 31, 2006
Actual	$1,000.00	$1,025.79	$1.02
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.02

*  Expenses are equal to the Fund's annual expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2006

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
BASIC MATERIALS (1.7%)
Other Securities	23,292	$1,149,124
CONSUMER, CYCLICAL (5.7%)
Comcast Corp. Cl A*	6,245	264,351
Home Depot, Inc.	6,113	245,498
Time Warner, Inc.	11,958	260,445
Other Securities	86,791	3,139,047
		3,909,341
CONSUMER, NON-CYCLICAL (5.4%)
Altria Group, Inc.	6,278	538,778
Coca-Cola Co.	6,108	294,711
PepsiCo, Inc.	4,916	307,496
Proctor & Gamble Co.	9,491	609,987
Wal-Mart Stores, Inc.	7,366	340,088
Other Securities	39,212	1,631,427
		3,722,487
ENERGY (5.4%)
ChevronTexaco Corp.	6,530	480,151
ConocoPhillips	4,918	353,850
Exxon Mobil Corp.	17,470	1,338,726
Other Securities	31,895	1,549,612
		3,722,339
FINANCIAL (12.3%)
American Int'l. Group, Inc.	7,787	558,016
Bank of America Corp.	13,451	718,149
Citigroup, Inc.	14,718	819,793
Goldman Sachs Group, Inc.	1,287	256,563
J.P. Morgan Chase & Co.	10,391	501,885
Merrill Lynch & Co., Inc.	2,643	246,063
Morgan Stanley	3,171	258,215
Wachovia Corp.	5,708	325,071
Wells Fargo & Company	10,112	359,583
Other Securities	86,035	4,337,066
		8,380,404

* Non-income producing security.

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTHCARE (6.7%)
Amgen, Inc.*	3,488	$238,265
Johnson & Johnson	8,684	573,318
Merck & Co., Inc.	6,490	282,964
Pfizer, Inc.	21,598	559,388
Other Securities	64,967	2,921,773
		4,575,708
INDUSTRIAL (6.9%)
General Electric Co.	30,876	1,148,896
Google, Inc.*	635	292,405
United Parcel Service Cl B	3,223	241,661
Other Securities	57,873	2,998,573
		4,681,535
TECHNOLOGY (7.8%)
Cisco Systems, Inc.*	18,190	497,133
Hewlett-Packard Co.	8,204	337,923
IBM Corp.	4,512	438,341
Intel Corp.	17,271	349,738
Microsoft Corp.	25,912	773,724
Other Securities	125,074	2,899,583
		5,296,442
TELECOMMUNICATIONS (1.9%)
AT&T	11,511	411,518
BellSouth Corp.	5,464	257,409
Verizon Communications	8,745	325,664
Other Securities	15,910	300,678
		1,295,269
UTILITIES (2.0%)
Other Securities	31,379	1,347,959
TOTAL INDEXED ASSETS (Cost: $32,824,191 ) 55.8%		$38,080,608

	Rate	Maturity	Face Amount	Value
INDEXED ASSETS SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.9%)
U.S. Treasury Bill (a)	4.89%	01/11/07	$300,000	$299,506
U.S. Treasury Bill (a)	4.79	03/08/07	300,000	297,199
				596,705
U.S. GOVERNMENT AGENCIES (3.5%)
Federal Farm Credit Corp.	4.80	01/02/07	2,390,000	2,389,044
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,985,829 ) 4.4%				2,985,749
TOTAL INDEXED ASSETS (Cost: $35,810,020 ) 60.2%				$41,066,357

(a)  The securities, or a portion thereof, has been segregated to cover initial margin requirements in open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2006:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
PURCHASED
8 S&P 500 Stock Index Futures Contracts	March 2007	$2,856,800	$3,500

Face value of futures purchased and oustanding as a percentage of total investments in securities: 4.2%

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2006

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS
BASIC MATERIALS (0.8%)
Other Securities	12,274	$525,279
CONSUMER, CYCLICAL (4.6%)
Other Securities	113,763	3,125,342
CONSUMER, NON-CYCLICAL (3.0%)
Proctor & Gamble Co.	5,687	365,503
Other Securities	44,525	1,656,183
		2,021,686
ENERGY (3.2%)
Exxon Mobil Corp.	10,200	781,626
Other Securities	45,966	1,393,748
		2,175,374
FINANCIAL (9.5%)
American Int'l. Group, Inc.	2,873	205,879
Bank of America Corp.	6,800	363,052
Citigroup, Inc.	5,682	316,487
J.P. Morgan Chase & Co.	4,370	211,071
Merrill Lynch & Co., Inc.	3,093	287,958
Wells Fargo & Company	8,740	310,794
Other Securities	145,381	4,765,912
		6,461,153
HEALTHCARE (3.7%)
Johnson & Johnson	4,954	327,063
Pfizer, Inc.	7,956	206,060
Other Securities	70,532	2,024,751
		2,557,874

* Non-income producing security.

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
INDUSTRIAL (6.2%)
General Electric Co.	13,901	$517,256
Other Securities	110,935	3,705,265
		4,222,521
TECHNOLOGY (6.1%)
Cisco Systems, Inc.*	10,336	282,483
IBM Corp.	1,735	168,555
Microsoft Corp.	14,927	445,718
Other Securities	142,220	3,287,324
		4,184,080
TELECOMMUNICATIONS (0.8%)
AT&T	4,894	174,961
Other Securities	18,491	352,634
		527,595
UTILITIES (1.3%)
Other Securities	22,101	911,399
TOTAL ACTIVE ASSETS (Cost: $23,413,007 ) 39.2%		26,712,303
PREFERRED STOCK:
FINANCIAL (0.0%)
Quanta Capital Holdings	1,660	30,793
TOTAL PREFERRED STOCK (Cost: $41,500) 0.0% (1)		$30,793

	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.1%)
GSC Capital Corp. (a)	7.25%	07/15/10	$60,000	$60,000
TOTAL LONG-TERM DEBT SECURITIES (Cost: $60,000) 0.1%				$60,000
	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
GOVERNMENT AGENCIES (0.4%)
Federal Farm Credit Corp.	4.80%	01/02/07	$300,000	$299,880
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $299,880) 0.4%				299,880
TEMPORARY CASH INVESTMENTS ** (Cost: $374,000) 0.5%				374,000
TOTAL ACTIVE ASSETS (Cost: $24,188,387) 40.2%				27,476,976
TOTAL INVESTMENTS (Cost: $59,998,407) 100.4%				68,543,333
OTHER NET LIABILITIES -0.4%				(281,811)
NET ASSETS 100.0%				$68,261,522

(1)  Less than 0.05%.

(a)  Rule 144a restricted security.

**  The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2006 was 4.83%.

The total value of non-income producing investments was $14,045,385 or 20.5% of the Fund's investments as of December 31, 2006.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2006

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (2.9%)
Other Securities	46,528	$2,293,857
CONSUMER, CYCLICAL (10.0%)
Comcast Corp. Cl A*	12,446	526,839
Disney (Walt) Co.	12,370	423,920
Home Depot, Inc.	12,205	490,153
Time Warner, Inc.	23,877	520,041
Other Securities	161,096	5,849,082
		7,810,035
CONSUMER, NON-CYCLICAL (9.6%)
Altria Group, Inc.	12,534	1,075,668
Coca-Cola Co.	12,195	588,409
PepsiCo, Inc.	9,820	614,241
Proctor & Gamble Co.	18,950	1,217,917
Wal-Mart Stores, Inc.	14,707	679,022
Other Securities	78,454	3,264,044
		7,439,301
ENERGY (9.5%)
ChevronTexaco Corp.	13,037	958,611
ConocoPhillips	9,842	708,132
Exxon Mobil Corp.	34,882	2,673,008
Schlumberger, Ltd.	7,046	445,025
Other Securities	56,651	2,649,252
		7,434,028
FINANCIAL (21.5%)
American Express Co.	7,205	437,127
American Int'l. Group, Inc.	15,548	1,114,170
Bank of America Corp.	26,856	1,433,842
Citigroup, Inc.	29,387	1,636,856
Goldman Sachs Group, Inc	2,546	507,545
J.P. Morgan Chase & Co.	20,747	1,002,080
Merrill Lynch & Co., Inc.	5,286	492,127
Morgan Stanley	6,330	515,452
US Bancorp	10,513	380,465
Wachovia Corp.	11,398	649,116
Wells Fargo & Company	20,190	717,956
Other Securities	154,418	7,854,848
		16,741,584

* Non-income producing security.

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTHCARE (11.7%)
Abbott Laboratories	9,179	$447,109
Amgen, Inc.*	6,976	476,531
Johnson & Johnson	17,340	1,144,787
Medtronic, Inc.	6,884	368,363
Merck & Co., Inc.	12,984	566,102
Pfizer, Inc.	43,123	1,116,886
UnitedHealth Group, Inc.	8,056	432,849
Wyeth	8,054	410,110
Other Securities	97,825	4,190,133
		9,152,870
INDUSTRIAL (12.0%)
Boeing Co.	4,729	420,124
General Electric Co.	61,650	2,293,997
Google, Inc.*	1,281	589,875
Tyco International, Ltd.	11,894	361,578
United Parcel Service Cl B	6,420	481,372
United Technologies Corp.	6,002	375,245
Other Securities	92,833	4,825,666
		9,347,857
TECHNOLOGY (13.6%)
Apple Computer, Inc.*	5,086	431,496
Cisco Systems, Inc.*	36,319	992,598
Hewlett-Packard Co.	16,381	674,733
IBM Corp.	9,009	875,224
Intel Corp.	34,485	698,321
Microsoft Corp.	51,738	1,544,905
Oracle Corp.*	23,926	410,092
Qualcomm, Inc.	9,883	373,479
Other Securities	211,105	4,582,654
		10,583,502
TELECOMMUNICATIONS (3.3%)
AT&T	22,983	821,642
BellSouth Corp.	10,909	513,923
Verizon Communications	17,460	650,210
Other Securities	31,774	600,243
		2,586,018
UTILITIES (3.5%)
Other Securities	62,953	2,704,060
TOTAL COMMON STOCKS (Cost: $65,456,863) 97.6%		$76,093,112

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2006

	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (a)	4.89%	01/11/07	$100,000	$99,835
U.S. Treasury Bill (a)	4.79	03/08/07	100,000	99,066
				198,901
U.S. GOVERNMENT AGENCIES (2.0%)
Federal Farm Credit Corp.	4.80	01/02/07	1,530,000	1,529,388
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,728,316) 2.3%				1,728,289
TOTAL INVESTMENTS (Cost: $67,185,179) 99.9%				77,821,401
OTHER NET ASSETS 0.1%				104,987
NET ASSETS 100.0%				$77,926,388

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

The total value of non-income producing investments was $10,755,785 or 13.8% of the Fund's investments as of December 31, 2006.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2006:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
PURCHASED
5 S&P 500 Stock Index Futures Contracts	March 2007	$1,785,500	$2,188

Face value of futures purchased and oustanding as a percentage of total investments in securities: 2.3%

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2006

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (5.8%)
Lyondell Chemical Co.	9,243	$236,344
Martin Marietta Materials, Inc.	1,981	205,846
Other Securities	84,563	2,464,380
		2,906,570
CONSUMER, CYCLICAL (13.5%)
Abercrombie & Fitch Co. Cl A	3,862	268,911
American Eagle Outfitters	8,514	265,722
CarMax, Inc.*	4,675	250,720
Polo Ralph Lauren Corp.	2,684	208,439
Other Securities	193,370	5,751,922
		6,745,714
CONSUMER, NON-CYCLICAL (2.3%)
Other Securities	31,883	1,139,955
ENERGY (6.0%)
ENSCO International, Inc.	6,646	332,699
Grant Prideco, Inc.*	5,604	222,871
NewField Exploration Company*	5,645	259,388
Noble Energy, Inc.	7,607	373,275
Pioneer Natural Resources Co.	5,366	212,977
Pride International, Inc.*	7,180	215,472
Other Securities	38,800	1,332,161
		2,948,843
FINANCIAL (18.1%)
AMB Property Corp.	3,908	229,048
Berkley (WR) Corp.	7,380	254,684
Developers Divers Rlty.	4,766	300,020
Edwards (A.G.), Inc.	3,332	210,882
Everest RE Group*	2,835	278,142
Fidelity National Financial, Inc.	9,645	230,323
Macerich Co.	3,135	271,397
Mercantile Bankshares Corp.	5,492	256,971
Old Republic Intl. Corp.	10,086	234,802
Regency Centers Corp.	3,015	235,683
Other Securities	185,588	6,540,686
		9,042,638
HEALTHCARE (10.2%)
Health Net, Inc.*	5,101	248,215
Omnicare, Inc.	5,314	205,280
Sepracor, Inc.*	4,795	295,276
Varian Medical Systems, Inc.*	5,649	268,723
Vertex Pharmaceutical*	5,496	205,660
Other Securities	107,640	3,876,419
		5,099,573

* Non-income producing security.

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIAL (17.8%)
C.H. Robinson Worldwide, Inc.	7,622	$311,664
Cameron International Corp.*	4,874	258,566
Dun & Bradstreet*	2,687	222,457
Expeditors Int'l Wash., Inc.	9,329	377,825
Jacobs Engineering Group, Inc.	2,585	210,781
Joy Global, Inc.	5,193	251,030
Manpower, Inc.	3,717	278,515
Precision Castparts Corp.	5,939	464,905
Other Securities	181,551	6,479,272
		8,855,015
TECHNOLOGY (15.0%)
Amphenol Corp Cl A	3,823	237,331
Cadence Design Systems, Inc.*	12,142	217,463
Harris Corp.	5,869	269,152
Lam Research Corp.*	6,236	315,666
MEMC Elect. Materials, Inc.*	7,297	285,605
Microchip Technology, Inc.	9,444	308,819
Other Securities	291,518	5,842,839
		7,476,875
TELECOMMUNICATIONS (0.6%)
Telephone & Data Systems, Inc.	4,548	247,093
Other Securities	10,820	49,447
		296,540
UTILITIES (8.5%)
Equitable Resources, Inc.	5,283	220,565
MDU Resources Group	7,916	202,966
Oneok, Inc.	4,823	207,968
Pepco Holdings, Inc.	8,374	217,808
SCANA Corp.	5,098	207,081
Southwestern Energy Co.*	7,364	258,108
Wisconsin Energy Corp.	5,119	242,948
Other Securities	104,495	2,648,155
		4,205,599
TOTAL COMMON STOCKS (Cost: $41,406,861) 97.8%		$48,717,322

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2006

	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill (a)	4.89%	01/11/07	$200,000	$199,670
U.S. Treasury Bill (a)	4.79	03/08/07	200,000	198,133
				397,803
U.S. GOVERNMENT AGENCIES (1.5%)
Federal Farm Credit Corp.	4.80	01/02/07	770,000	769,692
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,167,548) 2.3%				1,167,495
TEMPORARY CASH INVESTMENTS** (Cost: $10,500) 0.0% (b)				10,500
TOTAL INVESTMENTS (Cost: $42,584,909) 100.1%				49,895,317
OTHER NET LIABILITIES -0.1%				(39,012)
NET ASSETS 100.0%				$49,856,305

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

(b)  Less than 0.05%.

**  The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2006 was 4.83%.

The total value of non-income producing investments was $17,116,300 or 34.3% of the Fund's investments as of December 31, 2006.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2006:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
PURCHASED
3 S&P 400 Stock Index Futures Contracts	March 2007	$1,216,950	$(12,700)

Face value of futures purchased and oustanding as a percentage of total investments in securities: 2.4%

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2006

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (2.0%)
Lubrizol Corp.	2,730	$136,855
Other Securities	10,398	295,123
		431,978
CONSUMER, CYCLICAL (13.8%)
Audiovox Corp. Cl A*	13,880	195,569
Crown Holdings, Inc.*	12,370	258,780
Gamestop Corp.*	2,311	127,359
Modine Manufacturing Co.	5,445	136,288
Payless Shoesource, Inc.*	7,537	247,364
Wolverine World Wide, Inc.	9,065	258,534
Other Securities	81,343	1,760,583
		2,984,477
CONSUMER, NON-CYCLICAL (5.7%)
Hologic, Inc.*	2,606	123,212
Longs Drug Stores Corp.	3,750	158,925
Vector Group, Ltd.	6,898	122,440
Other Securities	26,425	821,602
		1,226,179
ENERGY (5.5%)
Holly Corp.	3,933	202,156
Range Resources Corp.	11,309	310,545
Unisource Energy Corp.	3,390	123,837
Whittier Energy*	16,920	156,848
Other Securities	18,386	388,548
		1,181,934
FINANCIAL (24.6%)
Assured Guaranty Co.*	7,135	189,791
Brookline Bankcorp	9,600	126,432
Choice Hotels Intl., Inc.	3,200	134,720
Equity Inns, Inc.	7,580	120,977
First State Bank Corporation	6,172	152,757
Glacier Bancorp, Inc.	5,455	133,320
ISHARES Russel Midcap	4,480	352,083
ISHARES Russel Midcap	1,770	138,184
IShares Russell Micropac	2,566	149,983
LandAmerica Financial Group	1,950	123,065
MAF Bancorp	2,840	126,920
National Financial Partners	2,925	128,612
NewAlliance Bankshare	11,330	185,812
PHH Corp.*	6,160	177,839
Provident Financial Services	6,660	120,746
Rait Finiancial Trust	5,335	183,955
Other Securities	116,321	2,772,720
		5,317,916

* Non-income producing security.

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTHCARE (6.3%)
Inverness Medical Innovations*	4,231	$163,740
Other Securities	70,793	1,198,779
		1,362,519
INDUSTRIAL (18.0%)
Agnico-Eagle Mines, Ltd.	5,464	225,335
Bucyrus International , Inc.	2,472	127,951
FLIR Systems, Inc.*	4,099	130,471
General Cable Corp.*	4,936	215,753
Granite Construction	3,055	153,728
Littelfuse, Inc.*	4,280	136,446
RTI International Metals, Inc.*	1,869	146,193
RailAmerica, Inc.*	16,795	270,064
Siligan Holdings, Inc.	3,230	141,862
Other Securities	94,098	2,343,203
		3,891,006
TECHNOLOGY (15.7%)
Anixter International, Inc.*	2,260	122,718
CommScope, Inc.*	7,084	215,920
Electronics For Imaging, Inc.*	5,519	146,695
Medics Pharmaceutical Corp .	6,565	230,628
Rogers Corp.*	2,487	147,106
Technitrol, Inc.	6,460	154,328
Varian Semiconductor Equip.*	2,824	128,547
Viasat, Inc.*	4,402	131,223
Other Securities	120,019	2,109,007
		3,386,172
TELECOMMUNICATIONS (0.9%)
Other Securities	16,680	191,600
UTILITIES (2.6%)
PNM Resources, Inc.	5,482	170,490
Other Securities	16,030	383,979
		554,469
TOTAL COMMON STOCKS (Cost: $17,135,684) 95.1%		20,528,250
PREFERRED STOCK:
FINANCIAL (0.2%)
Quanta Capital Holdings	2,690	49,900
TOTAL PREFERRED STOCK (Cost: $67,250) 0.2%		$49,900

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2006

	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.4%)
GSC Capital Corp. (a)	7.25%	07/15/10	$90,000	$90,000
TOTAL LONG-TERM DEBT SECURITIES (Cost: $90,000) 0.4%				$90,000
	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (5.0%)
Federal Farm Credit Corp.	4.80	01/02/07	$1,090,000	$1,089,564
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,089,564) 5.0%				1,089,564
TEMPORARY CASH INVESTMENTS** (Cost: $10,500) 0.0% (1)				10,500
TOTAL INVESTMENTS (Cost: $18,392,998) 100.7%				21,768,214
OTHER NET LIABILITIES -0.7%				(144,109)
NET ASSETS 100.0%				$21,624,105

(1)  Less than 0.05%.

(a)  Rule 144a restricted security.

**  The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2006 was 4.83%.

The total value of non-income producing investments was $10,784,931 or 50.3% of the Fund's investments as of December 31, 2006.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2006

	Rating*	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (6.9%)
U.S. Treasury Note	AAA	4.00%	11/15/12	$750,000	$724,131
U.S. Treasury Strip	AAA	0.00	02/15/17	2,500,000	1,546,760
U.S. Treasury Strip	AAA	0.00	08/15/21	3,000,000	1,457,163
U.S. Treasury Strip	AAA	0.00	02/15/18	1,500,000	879,315
					4,607,369
U.S. GOVERNMENT AGENCIES —
MORTGAGE-BACKED OBLIGATIONS (34.3%)
FHLMC	AAA	5.00	06/15/17	500,000	494,288
FHLMC	AAA	4.00	10/15/26	650,000	632,465
FHLMC	AAA	6.00	07/15/29	334,177	337,672
FNMA	AAA	6.00	05/01/33	346,015	348,933
FNMA	AAA	5.00	06/01/33	833,233	806,011
FNMA	AAA	5.50	10/01/33	436,286	431,838
FNMA	AAA	5.00	11/01/33	596,803	577,305
FNMA	AAA	5.50	09/01/34	1,122,581	1,110,546
FNMA	AAA	5.50	09/01/34	968,555	958,171
FNMA	AAA	6.00	09/01/34	426,240	429,435
FNMA	AAA	6.00	10/01/34	478,249	481,833
FNMA	AAA	6.00	11/01/34	396,034	399,002
FNMA	AAA	5.00	04/01/35	382,863	369,747
FNMA	AAA	5.50	04/01/35	346,474	342,517
FNMA	AAA	5.50	08/01/35	410,394	405,707
FNMA	AAA	5.00	09/01/35	458,757	443,041
FNMA	AAA	5.50	11/01/35	378,351	374,030
FNMA	AAA	6.00	12/01/36	400,000	402,708
FNMA	AAA	6.00	01/01/37	335,000	337,268
FNMA	AAA	5.00	04/01/18	375,833	370,303
FNMA	AAA	4.00	05/01/19	345,458	325,574
FNMA	AAA	4.50	06/01/19	587,447	567,393
FNMA	AAA	5.00	10/01/20	446,585	439,039
FNMA	AAA	5.00	12/01/20	345,675	339,834
FNMA	AAA	5.50	03/01/24	319,238	317,538
FNMA	AAA	6.00	01/01/25	465,861	471,269
FNMA	AAA	5.50	08/01/25	371,791	369,521
FNMA	AAA	5.00	10/01/25	339,187	330,065
FNMA	AAA	5.50	11/01/26	395,416	392,861
FNMA	AAA	—	—	7,413,675	7,320,446
GNMA (1)	AAA	6.27	10/16/27	2,000,000	2,073,540
GNMA (1)	AAA	—	—	87,505	90,112
					23,090,012
U.S. GOVERNMENT AGENCIES —
NON-MORTGAGE-BACKED OBLIGATION (24.1%)
FHLB	AAA	4.88	08/16/10	1,000,000	998,141
FHLMC	AAA	5.20	03/05/19	3,000,000	2,916,636
FHLMC	AAA	4.38	07/17/15	1,500,000	1,437,453
FNMA	AAA	4.63	10/15/13	5,000,000	4,898,495
FNMA	AAA	3.25	01/15/08	3,000,000	2,941,473

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2006

	Rating*	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES: (Continued)
U.S. GOVERNMENT AGENCIES —
NON-MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AAA	4.13%	04/15/14	$1,150,000	$1,090,260
FNMA	AAA	4.25	07/15/07	1,000,000	994,710
FNMA	AAA	3.25	02/15/09	1,000,000	964,856
					16,242,024
BASIC MATERIALS (1.8%)
Other Securities	—	—	—	1,250,000	1,208,756
CONSUMER, CYCLICAL (7.2%)
Newell Rubbermaid	BBB+	4.63	12/15/09	500,000	488,343
Other Securities	—	—	—	4,469,034	4,340,495
					4,828,838
CONSUMER, NON-CYCLICAL (2.2%)
Other Securities	—	—	—	1,500,000	1,504,862
ENERGY (2.5%)
Other Securities	—	—	—	1,750,000	1,711,288
FINANCIAL (10.5%)
Deere Capital Corp.	A	3.90	01/15/08	500,000	493,017
First Horizon Mtge.Trust	AAA	5.00	06/25/33	510,272	504,571
First Tennessee Natl. Bank	BBB+	4.50	05/15/13	500,000	467,017
GE Capital Corp.	AAA	5.45	01/15/13	500,000	504,784
GMAC	BB+	0.00	12/01/12	500,000	331,004
Other Securities	—	—	—	4,800,000	4,764,470
					7,064,863
HEALTHCARE (1.5%)
Other Securities	—	—	—	1,000,000	994,389
INDUSTRIAL (2.8%)
Seariver Maritime	AAA	0.00	09/01/12	1,000,000	746,863
Other Securities	—	—	—	1,150,000	1,118,070
					1,864,933
TECHNOLOGY (0.8%)
Other Securities	—	—	—	500,000	508,891
TELECOMMUNICATIONS (1.1%)
Other Securities	—	—	—	750,000	747,982
UTILITIES (2.1%)
Other Securities	—	—	—	1,450,000	1,402,525
TOTAL LONG-TERM DEBT SECURITIES (Cost: $67,060,194) 97.8%					$65,776,732

*  Ratings as per Standard & Poor's Corporation.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2006

	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.8%)
Novartis Finance	5.28%	01/02/07	$1,240,000	$1,239,454
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,239,454) 1.8%				1,239,454
TOTAL INVESTMENTS (Cost: $68,299,648) 99.6%				67,016,186
OTHER NET ASSETS 0.4%				254,097
NET ASSETS 100.0%				$67,270,283

Abbreviations: FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA= Government National Mortgage Association

(1)  U.S. Government guaranteed security.

  The total value of investments not rated or below-investment grade was $2,215,122, or 3.3% of the Fund's total investments as of December 31, 2006.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2006

	Rating*	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (22.0%)
Federal Home Loan Bank	AAA	4.95%	01/02/07	$2,282,000	$2,281,059
Federal Home Loan Mortgage Corp.	AAA	5.21	01/23/07	10,000,000	9,965,252
Federal National Mortgage Association	AAA	5.24	01/17/07	847,000	844,789
Federal National Mortgage Association	AAA	5.20	01/24/07	6,455,000	6,431,684
					19,522,784
COMMERCIAL PAPER (78.1%)
7-Eleven, Inc.	A1+/P1	5.22	01/12/07	2,500,000	2,495,276
Abbott Labs	A1+/P1	5.21	01/16/07	1,700,000	1,695,799
Abbott Labs	A1+/P1	5.25	01/09/07	1,000,000	998,535
Alabama Power Co.	A1/P1	5.28	01/05/07	947,000	946,166
Alabama Power Co.	A1/P1	5.27	01/05/07	493,000	492,567
American Express Credit Corp.	A1/P1	5.26	01/12/07	2,600,000	2,595,061
Anheuser-Busch Co.	A1/P1	5.23	01/02/07	2,600,000	2,598,867
Archer Daniels	A1/P1	5.24	01/17/07	370,000	369,024
Archer Daniels	A1/P1	5.23	01/16/07	350,000	349,132
Archer Daniels Midland	A1/P1	5.24	01/31/07	2,000,000	1,990,615
Becton Dickinson & Co.	A1/P1	5.21	01/31/07	2,600,000	2,587,921
Caterpillar, Inc.	A1/P1	5.25	01/05/07	2,600,000	2,597,725
Coca-Cola Company	A1/P1	5.20	01/04/07	2,600,000	2,598,122
Coca-Cola Enterprises	A1/P1	5.24	01/26/07	1,500,000	1,494,096
Coca-Cola Enterprises	A1/P1	5.26	02/02/07	600,000	597,018
Coca-Cola Enterprises	A1/P1	5.22	01/24/07	500,000	498,181
Colgate-Palmolive Corp.	A1+/P1	5.22	01/19/07	2,600,000	2,592,459
Emerson Electric	A1/P1	5.24	01/25/07	1,500,000	1,494,323
Emerson Electric	A1/P1	5.25	01/08/07	700,000	699,080
Emerson Electric	A1/P1	5.26	01/24/07	400,000	398,538
General Electric Capital Corp.	A1+/P1	5.24	01/16/07	1,250,000	1,246,894
General Electric Capital Corp.	A1+/P1	5.25	01/26/07	1,000,000	996,043
General Electric Capital Corp.	A1+/P1	5.25	01/04/07	350,000	349,743
Hershey Foods	A1/P1	5.20	01/23/07	2,296,000	2,288,039
IBM Corp.	A1/P1	5.23	01/16/07	2,600,000	2,593,569
Johnson & Johnson	A1+/P1	5.21	01/04/07	1,996,000	1,994,555
Kimberly-Clark Worldwide	A1+/P1	5.25	01/29/07	2,500,000	2,489,045
Medtronic, Inc.	A1+/P1	5.28	01/02/07	1,315,000	1,314,421
National Rural Utilities	A1/P1	5.25	01/16/07	1,400,000	1,396,513
National Rural Utilities	A1/P1	5.27	01/11/07	1,200,000	1,197,889
Nestle Capital Corp.	A1+/P1	5.22	02/01/07	1,400,000	1,393,278
Nestle Capital Corp.	A1+/P1	5.22	01/17/07	1,200,000	1,196,853
Novartis Finance	A1+/P1	5.30	01/03/07	2,600,000	2,598,468
Pitney Bowes	A1/P1	5.29	01/03/07	2,600,000	2,598,472
Procter & Gamble	A1+/P1	5.22	02/22/07	1,200,000	1,190,590
Procter & Gamble	A1+/P1	5.21	01/16/07	900,000	897,778
Procter & Gamble	A1+/P1	5.23	02/22/07	500,000	496,071
Siemens Capital	A1+/P1	5.26	01/30/07	2,600,000	2,588,218
UPS	A1+/P1	5.20	01/12/07	2,600,000	2,595,117
Unilever Capital	A1/P1	5.27	01/02/07	2,600,000	2,598,857

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2006

	Rating*	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES: (Continued)
COMMERCIAL PAPER (CONTINUED)
Washington Gas Light Co.	A1/P1	5.26%	01/05/07	$2,100,000	$2,098,153
Washington Gas Light Co.	A1/P1	5.24	01/05/07	500,000	499,562
XTRA, Inc.	A1+/P1	5.26	01/04/07	1,300,000	1,299,046
XTRA, Inc.	A1+/P1	5.30	01/12/07	500,000	499,042
XTRA, Inc.	A1+/P1	5.33	01/16/07	310,000	309,219
XTRA, Inc.	A1+/P1	5.27	01/09/07	300,000	299,560
					69,113,500
TOTAL INVESTMENTS (Cost: $88,636,284) 100.1%					88,636,284
OTHER NET LIABILITIES -0.1%					(100,362)
NET ASSETS 100.0%					$88,535,922

*  Ratings as per Standard & Poor's Corporation.

The accompanying notes are an integral part of these financial statements.

(This page has been left blank intentionally.)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2006

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Bond Fund	Money Market Fund
ASSETS:
Investments at market value (Notes 1 and 3) (Cost: All America Fund — $59,998,407 Equity Index Fund — $67,185,179 Mid-Cap Equity Index Fund — $42,584,909 Aggressive Equity Fund — $18,392,998 Bond Fund — $68,299,648 Money Market Fund — $88,636,284)	$68,543,333	$77,821,401	$49,895,317	$21,768,214	$67,016,186	$88,636,284
Cash	11,622	8,212	7	7,900	6,752	3,770
Interest and dividends receivable	82,027	101,818	32,360	27,147	588,591	—
Receivable for securities sold	152,345	12,012	22,726	173,177	—	—
Receivable for daily variation on futures contracts	—	—	—	—	—	—
Shareholder subscriptions receivable	—	—	—	—	—	13,786
TOTAL ASSETS	68,789,327	77,943,443	49,950,410	21,976,438	67,611,529	88,653,840
LIABILITIES:
Payable for securities purchased	419,912	—	86,003	351,613	338,463	—
Payable for daily variation on futures contracts	10,800	6,750	7,862	—	—	—
Dividends payable to shareholders	502	—	—	—	880	1,700
Shareholder redemptions payable	95,287	9,915	—	—	987	115,661
Accrued expenses	1,304	390	240	720	916	557
TOTAL LIABILITIES	527,805	17,055	94,105	352,333	341,246	117,918
NET ASSETS	$68,261,522	$77,926,388	$49,856,305	$21,624,105	$67,270,283	$88,535,922
SHARES OUTSTANDING (Note 4)	6,317,817	7,591,919	4,087,752	1,846,556	7,256,566	8,398,777
NET ASSET VALUE PER SHARE	$10.80	$10.26	$12.20	$11.71	$9.27	$10.54
COMPONENTS OF NET ASSETS:
Paid-in capital	$59,681,342	$68,847,826	$42,038,661	$18,028,922	$70,347,099	$88,452,105
Accumulated undistributed net investment income (loss)	—	11,858	—	—	153,793	85,107
Accumulated undistributed net realized gain (loss) on investments and futures contracts	31,754	(1,571,706)	519,936	219,967	(1,947,147)	(1,290)
Net unrealized appreciation (depreciation) of investments and futures contracts	8,548,426	10,638,410	7,297,708	3,375,216	(1,283,462)	—
NET ASSETS	$68,261,522	$77,926,388	$49,856,305	$21,624,105	$67,270,283	$88,535,922

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Bond Fund	Money Market Fund
INVESTMENT INCOME:
Dividends	$962,348	$1,223,698	$706,704	$215,627	$—	$—
Interest	178,463	113,249	191,532	61,204	2,954,156	4,401,845
Total Investment Income	1,140,811	1,336,947	898,236	276,831	2,954,156	4,401,845
EXPENSES (Note 2):
Investment advisory fees	294,541	82,164	68,253	168,121	279,082	174,474
Independent directors' fees and expenses	32,643	36,435	30,237	10,953	34,248	48,293
Custodian expenses	36,738	41,006	34,030	12,328	38,545	54,351
Accounting expenses	35,554	39,683	32,933	11,930	37,302	52,599
Transfer agent fees	33,720	37,637	31,234	11,315	35,378	49,886
Registration fees and expenses	18,244	20,364	16,899	6,122	19,141	26,991
Audit	14,763	16,478	13,675	4,954	15,489	21,841
Shareholders reports	2,517	2,810	2,332	845	2,642	3,725
Other	16,064	17,928	14,878	5,389	16,853	23,764
Total Expenses Before Reimbursement	484,784	294,505	244,471	231,957	478,680	455,924
Expense Reimbursement (Note 2)	(190,243)	(212,341)	(176,218)	(63,836)	(199,598)	(281,450)
Net Expenses	294,541	82,164	68,253	168,121	279,082	174,474
Net Investment Income (Note 1)	846,270	1,254,783	829,983	108,710	2,675,074	4,227,371
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on investments and futures contracts:
Net realized gain (loss) on investments	1,518,584	(327,293)	4,124,470	1,599,945	(189,614)	20
Net realized gain (loss) on futures contracts	274,416	200,693	170,567	—	—	—
	1,793,000	(126,600)	4,295,037	1,599,945	(189,614)	20
Net unrealized appreciation (depreciation) of investments and futures contracts:
Net unrealized appreciation (depreciation) of investments	6,082,396	8,672,495	(159,261)	1,248,505	118,820	419
Net unrealized appreciation (depreciation) of futures contracts	23,975	49,963	42,300	—	—	—
	6,106,371	8,722,458	(116,961)	1,248,505	118,820	419
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	7,899,371	8,595,858	4,178,076	2,848,450	(70,794)	439
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,745,641	$9,850,641	$5,008,059	$2,957,160	$2,604,280	$4,227,810

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	All America Fund		Equity Index Fund		Mid-Cap Equity Index Fund
	2006	2005	2006	2005	2006	2005
FROM OPERATIONS:
Net investment income	$846,270	$663,358	$1,254,783	$975,516	$829,983	$603,825
Net realized gain (loss) on investments and futures contracts	1,793,000	3,914,824	(126,600)	(63,561)	4,295,037	2,977,007
Net unrealized appreciation (depreciation) of investments and futures contracts	6,106,371	(2,854,608)	8,722,458	1,775,667	(116,961)	2,196,656
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,745,641	1,723,574	9,850,641	2,687,622	5,008,059	5,777,488
DIVIDEND DISTRIBUTIONS (NOTE 6):
From net investment income	(867,351)	(662,677)	(1,254,477)	(979,922)	(856,015)	(609,966)
From capital gains	(1,854,449)	(2,859,172)	—	—	(4,518,891)	(2,737,359)
Total distributions	(2,721,800)	(3,521,849)	(1,254,477)	(979,922)	(5,734,906)	(3,347,325)
CAPITAL TRANSACTIONS:
Net proceeds from sale of shares	6,142,186	467,633	9,967,959	5,758,563	2,522,244	10,464,479
Dividend reinvestments	2,717,051	3,514,320	1,234,855	979,270	5,374,905	3,340,095
Cost of shares redeemed	(1,006,861)	(10,008,576)	(1,188,018)	(3,455,169)	(11,305,557)	(1,013,196)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	7,852,376	(6,026,623)	10,014,796	3,282,664	(3,408,408)	12,791,378
NET INCREASE (DECREASE) IN NET ASSETS	13,876,217	(7,824,898)	18,610,960	4,990,364	(3,775,255)	15,221,541
NET ASSETS, BEGINNING OF YEAR	54,385,305	62,210,203	59,315,428	54,325,064	53,631,560	38,410,019
NET ASSETS, END OF YEAR	$68,261,522	$54,385,305	$77,926,388	$59,315,428	$49,856,305	$53,631,560
OTHER INFORMATION:
Shares outstanding at beginning of year	5,575,906	6,189,710	6,562,076	6,189,541	4,351,566	3,284,957
Shares issued	583,852	47,305	1,027,707	657,326	193,992	878,181
Shares issued as reinvestment of dividends	255,661	360,127	126,799	110,720	438,267	271,042
Shares redeemed	(97,602)	(1,021,236)	(124,663)	(395,511)	(896,073)	(82,614)
Net increase (decrease)	741,911	(613,804)	1,029,843	372,535	(263,814)	1,066,609
Shares outstanding at end of year	6,317,817	5,575,906	7,591,919	6,562,076	4,087,752	4,351,566

The accompanying notes are an integral part of these financial statements.

	Aggressive Equity Fund		Bond Fund		Money Market Fund
	2006	2005	2006	2005	2006	2005
FROM OPERATIONS:
Net investment income	$108,710	$50,835	$2,675,074	$2,257,497	$4,227,371	$1,967,775
Net realized gain (loss) on investments and futures contracts	1,599,945	842,746	(189,614)	(24,447)	20	18
Net unrealized appreciation (depreciation) of investments and futures contracts	1,248,505	78,773	118,820	(1,217,654)	419	(419)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,957,160	972,354	2,604,280	1,015,396	4,227,810	1,967,374
DIVIDEND DISTRIBUTIONS (NOTE 6):
From net investment income	(106,578)	(47,966)	(2,571,466)	(2,247,020)	(4,169,918)	(1,947,534)
From capital gains	(440,342)	—	—	—	—	—
Total distributions	(546,920)	(47,966)	(2,571,466)	(2,247,020)	(4,169,918)	(1,947,534)
CAPITAL TRANSACTIONS:
Net proceeds from sale of shares	591,702	261,434	4,862,598	5,421,800	65,387,167	56,880,263
Dividend reinvestments	546,920	47,966	2,567,658	2,243,470	4,166,946	1,940,918
Cost of shares redeemed	(235,266)	(90,701)	(865,623)	(622,130)	(57,109,577)	(37,624,941)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	903,356	218,699	6,564,633	7,043,140	12,444,536	21,196,240
NET INCREASE (DECREASE) IN NET ASSETS	3,313,596	1,143,087	6,597,447	5,811,516	12,502,428	21,216,080
NET ASSETS, BEGINNING OF YEAR	18,310,509	17,167,422	60,672,836	54,861,320	76,033,494	54,817,414
NET ASSETS, END OF YEAR	$21,624,105	$18,310,509	$67,270,283	$60,672,836	$88,535,922	$76,033,494
OTHER INFORMATION:
Shares outstanding at beginning of year	1,768,349	1,745,328	6,553,059	5,802,184	7,213,906	5,211,484
Shares issued	52,163	27,260	516,516	576,349	6,117,129	5,366,895
Shares issued as reinvestment of dividends	47,040	4,690	280,588	239,902	395,101	184,255
Shares redeemed	(20,996)	(8,929)	(93,597)	(65,376)	(5,327,359)	(3,548,728)
Net increase (decrease)	78,207	23,021	703,507	750,875	1,184,871	2,002,422
Shares outstanding at end of year	1,846,556	1,768,349	7,256,566	6,553,059	8,398,777	7,213,906

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout each of the five years ended December 31, 2006 and other supplementary data with respect to each Fund are presented below and in the pages following:

	All America Fund
	Years Ended December 31,
Selected Per Share and Supplementary Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$9.75	$10.05	$9.40	$7.14	$9.26
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.14	0.13	0.11	0.06	0.06
Net Gains or (Losses) on Securities Realized and Unrealized	1.36	0.24	0.65	2.26	(2.12)
Total From Investment Operations	1.50	0.37	0.76	2.32	(2.06)
Less Dividend Distributions: From Net Investment Income	(0.14)	(0.13)	(0.11)	(0.06)	(0.06)
From Capital Gains	(0.31)	(0.54)	—	—	—
Total Distributions	(0.45)	(0.67)	(0.11)	(0.06)	(0.06)
Net Asset Value, End of Year	$10.80	$9.75	$10.05	$9.40	$7.14
Total Return (%)(a)	15.56	3.75	8.17	32.58	–22.32
Net Assets, End of Year ($ millions)	68.3	54.4	62.2	57.1	38.9
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.43	1.18	1.17	0.86	0.70
Ratio of Expenses to Average Net Assets (%)	0.82	0.85	0.83	0.94	0.96
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.50	0.50	0.50	0.50	0.60
Portfolio Turnover Rate (%)(b)	27.29	47.43	50.30	73.76	85.60

	Equity Index Fund
	Years Ended December 31,
Selected Per Share and Supplementary Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$9.04	$8.78	$8.07	$6.38	$8.32
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.17	0.15	0.15	0.10	0.10
Net Gains or (Losses) on Securities Realized and Unrealized	1.22	0.26	0.71	1.69	(1.94)
Total From Investment Operations	1.39	0.41	0.86	1.79	(1.84)
Less Dividend Distributions: From Net Investment Income	(0.17)	(0.15)	(0.15)	(0.10)	(0.10)
From Capital Gains	—	—	—	—	—
Total Distributions	(0.17)	(0.15)	(0.15)	(0.10)	(0.10)
Net Asset Value, End of Year	$10.26	$9.04	$8.78	$8.07	$6.38
Total Return (%)(a)	15.61	4.79	10.68	28.33	–22.16
Net Assets, End of Year ($ millions)	77.9	59.3	54.3	44.9	24.8
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.90	1.76	1.89	1.65	1.42
Ratio of Expenses to Average Net Assets (%)	0.44	0.48	0.47	0.63	0.66
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.12	0.13	0.13	0.13	0.18
Portfolio Turnover Rate (%)(b)	3.21	4.41	2.18	1.87	2.54

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

	Mid-Cap Equity Index Fund
	Years Ended December 31,
Selected Per Share and Supplementary Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$12.32	$11.69	$10.48	$7.82	$9.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.20	0.15	0.12	0.09	0.08
Net Gains or (Losses) on Securities Realized and Unrealized	1.06	1.29	1.58	2.66	(1.43)
Total From Investment Operations	1.26	1.44	1.70	2.75	(1.35)
Less Dividend Distributions: From Net Investment Income	(0.21)	(0.15)	(0.12)	(0.09)	(0.08)
From Capital Gains	(1.17)	(0.66)	(0.37)	—	—
Total Distributions	(1.38)	(0.81)	(0.49)	(0.09)	(0.08)
Net Asset Value, End of Year	$12.20	$12.32	$11.69	$10.48	$7.82
Total Return (%)(a)	10.32	12.47	16.29	35.19	–14.59
Net Assets, End of Year ($ millions)	49.9	53.6	38.4	31	20.8
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.51	1.33	1.09	1.06	0.94
Ratio of Expenses to Average Net Assets (%)	0.44	0.46	0.53	0.64	0.74
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.12	0.13	0.13	0.13	0.18
Portfolio Turnover Rate (%)(b)	26.07	18.85	15.82	8.02	12.29

	Aggressive Equity Fund
	Years Ended December 31,
Selected Per Share and Supplementary Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$10.35	$9.84	$9.34	$6.75	$8.31
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.06	0.03	(0.01)	(0.03)	0.01
Net Gains or (Losses) on Securities Realized and Unrealized	1.60	0.51	0.51	2.62	(1.57)
Total From Investment Operations	1.66	0.54	0.50	2.59	(1.56)
Less Dividend Distributions: From Net Investment Income	(0.06)	(0.03)	—	—	—
From Capital Gains	(0.24)	—	—	—	—
Total Distributions	(0.30)	(0.03)	—	—	—
Net Asset Value, End of Year	$11.71	$10.35	$9.84	$9.34	$6.75
Total Return (%)(a)	16.06	5.55	5.27	38.39	–18.80
Net Assets, End of Year ($ millions)	21.6	18.3	17.2	16.1	10.9
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	0.55	0.30	–0.12	–0.46	–0.15
Ratio of Expenses to Average Net Assets (%)	1.17	1.21	1.47	1.72	1.86
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.84	0.85	0.85	0.85	0.91
Portfolio Turnover Rate (%)(b)	64.70	76.94	150.06	208.19	215.50

The accompanying notes are an integral part of these financial statements.

	Bond Fund
	Years Ended December 31,
Selected Per Share and Supplementary Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$9.26	$9.46	$9.47	$9.43	$9.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.39	0.37	0.36	0.39	0.53
Net Gains or (Losses) on Securities Realized and Unrealized	(0.01)	(0.20)	(0.01)	0.03	0.14
Total From Investment Operations	0.38	0.17	0.35	0.42	0.67
Less Dividend Distributions: From Net Investment Income	(0.37)	(0.37)	(0.36)	(0.38)	(0.52)
From Capital Gains	—	—	—	—	(0.18)
Total Distributions	(0.37)	(0.37)	(0.36)	(0.38)	(0.70)
Net Asset Value, End of Year	$9.27	$9.26	$9.46	$9.47	$9.43
Total Return (%)(a)	4.26	1.80	3.73	4.45	7.19
Net Assets, End of Year ($ millions)	67.3	60.7	54.9	46.1	35.8
Ratio of Net Investment Income to Average Net Assets (%)	4.30	3.96	3.91	4.25	5.53
Ratio of Expenses to Average Net Assets (%)	0.77	0.80	0.79	0.81	0.84
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.45	0.45	0.45	0.45	0.50
Portfolio Turnover Rate (%)(b)	16.83	13.44	41.77	47.96	57.86

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

	Money Market Fund
	Years Ended December 31,
Selected Per Share and Supplementary Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$10.54	$10.52	$10.52	$10.53	$10.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.51	0.32	0.13	0.10	0.16
Net Gains or (Losses) on Securities Realized and Unrealized	—	—	—	—	—
Total From Investment Operations	0.51	0.32	0.13	0.10	0.16
Less Dividend Distributions: From Net Investment Income	(0.51)	(0.30)	(0.13)	(0.11)	(0.16)
From Capital Gains	—	—	—	—	—
Total Distributions	(0.51)	(0.30)	(0.13)	(0.11)	(0.16)
Net Asset Value, End of Year	$10.54	$10.54	$10.52	$10.52	$10.53
Total Return (%)(a)	4.91	3.06	1.18	0.94	1.49
Net Assets, End of Year ($ millions)	88.5	76.0	54.8	54.7	66.4
Ratio of Net Investment Income to Average Net Assets (%)	4.82	3.07	1.16	0.95	1.48
Ratio of Expenses to Average Net Assets (%)	0.52	0.55	0.53	0.49	0.44
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.20	0.20	0.20	0.20	0.25
Portfolio Turnover Rate (%)(b)	NA	NA	NA	NA	NA

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a "mutual fund." It currently issues six series of capital stock, each series representing respective shares of the All America Fund, Equity Index Fund, Bond Fund, Money Market Fund, Mid-Cap Equity Index Fund and Aggressive Equity Fund. Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation (the "Adviser").

The Investment Company is designed primarily as an investment vehicle for institutional investors, such as endowments, foundations, corporations, municipalities and other public entities.

The All America Fund and Bond Fund commenced operations on May 1, 1996. The Money Market Fund commenced operations on May 1, 1997, the Equity Index Fund commenced operations on May 3, 1999, and the Mid-Cap Equity Index Fund and Aggressive Equity Fund commenced operations on September 1, 2000.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with U.S. generally accepted accounting principles:

Security Valuation — Investment securities are valued as follows:

Equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates market value for such securities. Short-term debt securities maturing in excess of 60 days are stated at market value.

Debt securities are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporates both dealer supplied valuations and analytical modeling techniques which considers factors such as yield, quality, coupon rate, maturity, issue type, broker quotes and trading characteristics to derive a valuation. In the rare instance when such a price is not available from an independent pricing source, a fair value is used, as determined in good faith by the Adviser, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

The All America Fund, Equity Index Fund and Mid-Cap Equity Index Fund each maintain an indexed assets portfolio. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds may purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The "Underlying Face

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Amount at Value" (appearing in the "Summary Portfolio of Investments in Securities"), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders ("Dividends") — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make distributions of its net investment income semi-annually and, on an annual basis, to distribute net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

Federal Income Taxes — The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

At December 31, 2006, the Funds had the following capital loss carryforwards to offset net capital gains, to the extent provided by Federal income tax regulations. In addition, the Equity Index Fund and the Money Market Fund generated post-October 2006 net capital losses of $212,095 and $19, respectively, which if unused will expire on December 31, 2015.

Expiring on December 31	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Bond Fund	Money Market Fund
2007	$0	$0	$0	$0	$0	$5
2008	0	0	0	0	0	290
2009	0	0	0	0	0	0
2010	0	894,330	0	0	0	109
2011	0	0	0	0	1,733,086	62
2012	0	0	0	0	0	805
2013	0	101,171	0	0	24,447	0
2014	0	0	0	0	189,614	0
Total	$0	$995,501	$0	$0	$1,947,147	$1,271

2.  EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Company has entered into an Investment Advisory agreement with the Adviser. Each fund accrues a fee payable to the Adviser for investment management services that the Adviser provides to the Investment Company. The fee is calculated as a daily charge, at annual rates of .85%, .50%, .125%, .125%, .45%, and .20% of the value of the net assets for the Aggressive Equity, All America, Equity Index, Mid-Cap Equity Index, Bond, and Money Market funds, respectively.

Under a Sub-Advisory Agreement for the All America Fund, through July 27, 2005 the Adviser delegated investment advisory responsibilities to a subadviser responsible for providing management services for a portion of the Fund's assets. The Adviser (not the Fund) was responsible for compensation payable under such Sub-Advisory Agreement.

Each of the funds of the Investment Company is charged for those expenses which can be directly attributed to a fund's operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

2.  EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Until April 1, 2002, the Adviser had contractually limited the expenses of each fund, other than brokers' commissions, and fees relating to portfolio transactions, investment management fees and extraordinary expenses, to an annual rate of .25%, .35%, .20%, .20%, .25%, and .20% of the value of the net assets of the Aggressive Equity, All America, Equity Index, Mid-Cap Equity Index, Bond, and Money Market funds, respectively. Accrual of these other operating expenses was charged daily against each fund's net assets until April 1, 2002. Effective April 1, 2002, the Adviser contractually agreed to waive all non-investment management operating expenses of the funds, at which time such daily expense accruals were suspended. Settlement of fees accrued (both investment management and, prior to April 1, 2002, other operating expenses) is paid by each fund to the Adviser on or about month-end.

The Adviser's contractual expense limitation agreement, effective April 1, 2002, which limits each fund's total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to its respective investment management fee, remains in effect through 2007 and continues into successive calendar years unless the Adviser gives adequate advance notice to terminate the agreement.

The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and recordkeeping agent for the funds and to calculate the net asset values of the funds. The compensation paid by the funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

3.  INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term investments, U.S. Government Securities and futures contracts, for the year ended December 31,2006 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Bond Fund
Cost of investment purchases	$20,159,509	$13,205,878	$13,398,254	$12,857,641	$5,274,555
Proceeds from sales of investments	$15,263,656	$2,056,902	$18,204,193	$12,220,267	$8,711,799

The cost of investment purchases and proceeds from sales of U.S. Government (excluding short-term) securities were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Bond Fund
Cost of investment purchases	$—	$—	$—	$—	$11,160,962
Proceeds from sales of investments	$—	$—	$—	$—	$1,626,932

For the Money Market Fund, the cost of short-term securities purchased was $3,415,528,840; net proceeds from sales were $3,407,265,576.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at December 31, 2006 for each of the funds were as follows. Differences with amounts reflected in the Statements of Assets and Liabilities arise principally from wash sales and the tax treatment of distributions from Real Estate Investment Trusts (REITs).

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$13,297,401	$15,801,003	$9,547,909	$3,711,470	$169,767	$0
Unrealized Depreciation	4,929,634	5,526,701	2,602,263	339,772	1,453,229	0
Net	$8,367,767	$10,274,302	$6,945,646	$3,371,698	$(1,283,462)	$0
Cost of Investments	$60,175,566	$67,547,099	$42,949,671	$18,396,516	$68,299,648	$88,636,284

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

4.  CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

At December 31, 2006, one billion shares of common stock (par value of $.01 per share) had been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Aggressive Equity and Mid-Cap Equity Index Funds.

As of December 31, 2006, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders of the following percentage of each fund's outstanding shares:

All America Fund	57%
Equity Index Fund	37%
Mid-Cap Equity Index Fund	78%
Aggressive Equity Fund	84%
Bond Fund	48%
Money Market Fund	4%

5.  FUND OWNERSHIP

In addition to the affiliated ownership as described in Note 4 above, other beneficial ownerships (shareholders owning five percent or more of a fund's outstanding shares) at December 31, 2006 were as follows:

All America Fund: three shareholders owning 17%, 12% and 7%, respectively.

Equity Index Fund: three shareholders owning 29%, 15% and 6%, respectively.

Mid-Cap Fund: one shareholder owning 12%.

Aggressive Equity Fund: one shareholder owning 12%.

Bond Fund: one shareholder owning 44%.

Money Market Fund: two shareholders owning 14% and 5%, respectively.

6.  DIVIDENDS

On December 31, 2006, dividend distributions were declared and paid for each of the funds from net investment income and, as applicable, from net realized gains on investment transactions. Additionally, remaining required distributions relating to 2005 were made in accordance with Internal Revenue Sec. 855(a) and paid on September 15, 2006. On June 30, 2006, dividend distributions were declared and paid for each of the funds from net investment income. Pursuant to shareholders' instructions, substantially all dividend distributions throughout 2006 and 2005 were immediately reinvested into their respective funds. The tax character of the distributions paid during 2006 and 2005 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Bond Fund	Money Market Fund
Ordinary income (a)
2006	$1,392,802	$1,254,477	$1,261,516	$91,824	$2,571,466	$4,169,918
2005	$662,677	$979,922	$872,048	$47,966	$2,247,020	$1,947,534
Long-term capital gains (b)
2006	$1,328,998	$0	$4,113,390	$455,096	$0	$0
2005	$2,859,172	$0	$2,475,277	$0	$0	$0

Notes:

No distribution constituted a return of capital for Federal income tax purposes.

(a)  Includes distributions from fund-level net short-term capital gains.

(b)  To the extent reported, each fund designates these amounts as capital gain dividends for federal income tax purposes.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

6.  DIVIDENDS (CONTINUED)

As of December 31, 2006, undistributed net income and undistributed accumulated gain (loss) on a tax basis were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$152,572	$11,858	$0	$0	$153,793	$85,107
Accumulated undistributed realized gain (loss) on investments and futures contracts	$59,842	$(995,503)	$871,998	$223,485	$(1,947,147)	$(1,271)
Net unrealized appreciation (depreciation) of investments and futures contracts	$8,367,767	$10,274,302	$6,945,646	$3,371,698	$(1,283,462)	$0

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statements of changes in net assets are primarily due to wash sales, post-October losses and the Federal income tax treatment of futures contracts.

Periodically, the funds may reclassify book to tax differences as a result of the differences arising from the disallowance of net operating losses and other cumulative adjustments for federal income tax purposes versus financial reporting purposes. Each fund's net assets are not affected by these reclassifications.

During the year ended December 31, 2006, each Fund reclassified the following book to tax differences:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$5,773	$(9,082)	$22,254	$(5,001)	$0	$0
Accumulated undistributed net realized gain (loss) on investments and futures contracts	$(5,773)	$9,082	$(22,254)	$5,001	$0	$0
Paid in capital	$0	$0	$0	$0	$0	$0

These reclassifications were made as a result of the differences arising from the disallowance of net operating losses, expiration of capital loss carryforwards, distributions from REITs, distribution reclassifications and other cumulative adjustments for Federal income tax purposes versus financial reporting purposes. Each Fund's net assets were not affected by these reclassifications.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders
of Mutual of America Institutional Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of Mutual of America Institutional Funds, Inc. (comprised of: All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Aggressive Equity Fund, Bond Fund and Money Market Fund, ("the Funds")), including the portfolio of investments in securities for the Money Market Fund and the summary portfolios of investments in securities for each of the remaining Funds, as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the Funds as of December 31, 2006, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 28, 2007

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

Directors and Officers — unaudited

The tables below show information about the Directors and officers of the Investment Company. The address of each Director and officer is c/o the Investment Company, 320 Park Avenue, New York, New York 10022. The Investment Company does not hold annual meetings of shareholders, and each Director has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other fund that is affiliated with the Adviser or Mutual of America with the sole exception of Patrick J. Waide, Jr., who serves on the boards of Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service. The Investment Company's Statement of Additional Information ("SAI"), filed with the Securities and Exchange Commission, contains additional information about the Investment Company's Directors and officers. A copy of the latest SAI can be obtained, without charge, by calling 1-800-914-8716.

Independent Directors

Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
Kevin M. Kearney age 54	since 1996	Partner, Wingate, Kearney & Cullen (law firm)	Concern Worldwide, USA

John T. Sharkey age 70	since 1996	Chairman & CEO, Kane, Saunders & Smart (consulting), March 2000 to present; Vice President, MCI WorldCom, until December 1999	Michael Smurfit Graduate School of Business (Dublin, Ireland)

Stanley Shmishkiss age 87	since 1998	Owner, Stanley Shmishkiss Insurance Agency; Chairman Emeritus, American Cancer Society Foundation	Trustee, American Cancer Society Foundation

John Silber age 80	since 1996	Professor & President Emeritus Boston University	None

Patrick J. Waide, Jr. age 69	since 1996	Trustee, School for Ethical Education; Director, American Federation for Aging Research; Mutual of America Investment Corporation

Interested Directors

Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
John R. Greed Chairman of the Board, President and Chief Executive Officer age 46	since 9/03	Executive Vice President and Treasurer, Mutual of America, Mutual of America Capital Management Corporation and Mutual of America Holding Company, Inc.; Executive Vice President, Chief Financial Officer and Treasurer, Mutual of America Investment Corporation	None

Mr. Greed is considered an "interested person" of the Investment Company because of his position as an officer of the Investment Company's shareholder and affiliate of the Adviser.

Officers

Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
Manfred Altstadt Senior Executive Vice President, Chief Financial Officer and Treasurer, age 57	since 1994	Senior Executive Vice President and Chief Financial Officer, Mutual of America, and Mutual of America Holding Company, Inc.; Chairman of the Board, President, Chief Executive Officer, Mutual of America Investment Corporation; Chairman and Chief Executive Officer, Mutual of America Capital Management Corporation	Mutual of America; Mutual of America Investment Corporation; Mutual of America Securities Corporation; Mutual of America Holding Company, Inc.;, Calvary Hospital; Calvary Fund; Calvary Holding Company; McQuade Children's Services; Army War College Foundation; Hazelden New York

Patrick A. Burns Senior Executive Vice President and General Counsel, age 60	since 1994	Senior Executive Vice President and General Counsel, Mutual of America, Mutual of America Capital Management Corporation, Mutual of America Securities Corporation, Mutual of America Holding Company, Inc. and Mutual of America Investment Corporation	Mutual of America; Mutual of America Holding Company, Inc.; Irish American Legal and Education Research Foundation

Thomas L. Martin Senior Vice President and Secretary, age 57	since 8/03	Senior Vice President and Associate General Counsel, Mutual of America	None

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
OTHER INFORMATION

Quarterly Portfolio Schedule

Included in this Annual Report are summary schedules of Mutual of America Institutional Funds, Inc.'s ("Investment Company") Fund portfolio holdings as of December 31, 2006. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company's proxy voting policies and procedures can be obtained free of charge by calling 1-800-914-8716. It is also available on the SEC's website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by calling 1-800-914-8716. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1569 or write to:

Mr. James Roth
Chief Compliance Officer
Mutual of America Institutional Funds, Inc.
320 Park Avenue
New York, NY 10022-6839

Supplemental Dividend Information — Unaudited

The Bond and Money Market Fund's dividend distributions did not qualify for the corporate dividends received deduction. With respect to the All America, Equity Index and Mid-Cap Equity Index Fund's ordinary income dividend, 59.9%, 96.45% and 56.64%, respectively, qualified for the corporate dividends received deduction. 100% of the Aggressive Equity Fund's ordinary income dividend qualified for the corporate dividends received deduction. These percentages also represent the portion of each Fund's dividend distribution that qualified as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 and therefore, may be subject to a maximum tax rate of 15% for the fiscal year ended December 31, 2006.

In 2006, the All-America Fund, Mid-Cap Equity Index Fund and Aggressive Equity Fund designated $1,328,998, $4,113,390 and $455,097, respectively, as long-term capital gains dividends for Federal income tax purposes.

MUTUAL OF AMERICA
INSTITUTIONAL
FUNDS, INC.

Distributed by:

MUTUAL OF AMERICA SECURITIES CORPORATION
320 PARK AVENUE
NEW YORK, NY 10022-6839
800-914-8716

ITEM 2.             CODE OF ETHICS.

Mutual of America Institutional Funds, Inc. has adopted a Code of Ethics that applies to its principal executive and financial officers.  The Code of Ethics was not amended during the period covered by this report.

The Annual Report to Shareholders includes information on how to obtain a copy of the Code of Ethics at no charge.

ITEM 3.             AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1)               Mutual of America Institutional Funds, Inc.’s Board of Directors has determined that one audit committee financial expert serves on its Audit Committee.

(a) (2)               The audit committee financial expert is Patrick J. Waide, Jr.  He was Senior Vice-President, Administration at Sullivan & Company until March 1998; Director of the Drucker Foundation from 1996-1999 and President, Drucker Foundation in 1999.  Mr. Waide is considered an independent director.

ITEM 4.             PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)          Aggregate Audit Fees:
2006: $87,200
2005: $85,210

(b), (c), (d) There were no Audit-Related, Tax or Other Fees.

(e) All non-audit fees are pre-approved by the Audit Committee in advance.

(f), (g), (h) Not applicable.

ITEM 5.             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.             SCHEDULE OF INVESTMENTS.

Schedule I – Portfolios of Investments in Securities follows:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2006

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.7%)
Air Products & Chemicals, Inc.	657	$ 46,174
Alcoa, Inc.	2,582	77,486
Allegheny Technologies, Inc.	299	27,113
Ball Corp.	310	13,516
Bemis Co.	312	10,602
Dow Chemical Co.	2,862	114,308
Du Pont EI de Nemours	2,749	133,904
Eastman Chemical Co.	245	14,531
Ecolab, Inc.	533	24,092
Freeport-McMoran Copper Cl B	586	32,658
Hercules, Inc.*	338	6,527
International Paper Co.	1,356	46,240
Intl. Flavors & Fragrances	235	11,553
MeadWestvaco Corp.	540	16,232
Monsanto Co.	1,619	85,046
Newmont Mining Corp. Hldg. Co.	1,340	60,501
Nucor Corp.	919	50,233
PPG Industries, Inc.	492	31,591
Pactiv Corp.*	411	14,669
Peabody Energy Corp.	784	31,681
Phelps Dodge Corp.	610	73,029
Praxair, Inc.	961	57,016
Rohm & Haas Co.	428	21,879
Sealed Air Corp.	241	15,646
Sigma-Aldrich Corp.	197	15,311
Temple-Inland, Inc.	324	14,914
United States Steel Group	366	26,769
Vulcan Materials Co.	288	25,883
Weyerhaeuser Co.	708	50,020
		1,149,124
CONSUMER, CYCLICAL (5.7%)
Amazon.com, Inc.*	937	36,974
AutoZone, Inc.*	157	18,143
Autonation, Inc.*	457	9,743
Bed Bath & Beyond, Inc.*	841	32,042
Best Buy Co., Inc.	1,212	59,618
Big Lots, Inc.*	324	7,426
Black & Decker Corp.	203	16,234

1

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Brunswick Corp.	276	8,804
Carnival Corp.	1,328	65,138
Centex Corp.	353	19,863
Circuit City Group, Inc.	420	7,972
Clear Channel Communications	1,480	52,599
Coach, Inc.*	1,091	46,869
Comcast Corp. Cl A*	6,245	264,351
D.R. Horton, Inc.	813	21,536
DIRECTV Group, Inc.*	2,320	57,861
Darden Restaurants, Inc.	435	17,474
Dillard’s, Inc. Cl A	180	6,295
Disney (Walt) Co.	6,196	212,337
Dollar General Corp.	930	14,936
Dow Jones & Co.	193	7,334
EW Scripps Co. Cl A	248	12,385
Eastman Kodak Co.	856	22,085
Family Dollar Stores, Inc.	452	13,257
Federated Dept Stores	1,573	59,978
Ford Motor Co.	5,658	42,492
Fortune Brands, Inc.	449	38,340
Gannett Co., Inc.	704	42,564
Gap, Inc.	1,578	30,771
General Motors Corp.	1,687	51,825
Genuine Parts Co.	511	24,237
Goodyear Tire & Rubber Co.*	528	11,083
Harley-Davidson, Inc.	782	55,108
Harman Intl. Inds	194	19,383
Harrah’s Entertainment, Inc.	554	45,827
Hasbro, Inc.	487	13,271
Hilton Hotels Corp.	1,151	40,170
Home Depot, Inc.	6,113	245,498
International Game Technology	1,012	46,754
Interpublic Grp. of Cos., Inc.	1,314	16,083
Johnson Controls, Inc.	583	50,091
Jones Apparel Group, Inc.	336	11,232
KB Home	234	12,000
Kohl’s Corp.*	976	66,788
Leggett & Platt	538	12,858

2

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Lennar Corp.	412	21,614
Limited Brands, Inc.	1,012	29,287
Liz Claiborne, Inc.	307	13,342
Lowe’s Companies, Inc.	4,557	141,951
Marriott International, Inc.	1,024	48,865
Mattel, Inc.	1,127	25,538
McDonald’s Corp.	3,704	164,198
McGraw-Hill Cos., Inc.	1,049	71,353
Meredith Corp.	116	6,537
NIKE, Inc. Cl B	571	56,546
New York Times Co. Cl A	431	10,499
Newell Rubbermaid, Inc.	825	23,884
News Corp, Inc.	7,011	150,596
Nordstrom, Inc.	681	33,601
Office Depot, Inc.*	844	32,215
OfficeMax, Inc.	221	10,973
Omnicom Group, Inc.	512	53,524
Penney (J.C.) Co., Inc.	668	51,676
Pulte Homes, Inc.	631	20,899
RadioShack Corp.	404	6,779
Sears Holding Corp.*	248	41,647
Sherwin-Williams Co.	336	21,363
Snap-On, Inc.	173	8,242
Stanley Works	241	12,120
Staples, Inc.	2,167	57,859
Starbucks Corp.*	2,255	79,872
TJX Companies, Inc.	1,363	38,873
Target Corp.	2,560	146,048
Tiffany & Co.	411	16,128
Time Warner, Inc.	11,958	260,445
Tribune Co.	568	17,483
Univision Communications, Inc.	748	26,494
V F Corp.	264	21,669
Wendy’s International, Inc.	283	9,364
Whirlpool Corp.	233	19,344
Windstream Corp.	1,413	20,093
Wyndham Worldwide Corp*	597	19,116

3

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Yum! Brands, Inc.	807	47,452
eBay, Inc.*	3,466	104,223
		3,909,341
CONSUMER, NON-CYCLICAL (5.4%)
Altria Group, Inc.	6,278	538,778
Anheuser-Busch Cos., Inc.	2,292	112,766
Archer-Daniels-Midland Co.	1,957	62,546
Avon Products, Inc.	1,334	44,075
Brown-Forman Corp. Cl B	234	15,500
CVS Corp.	2,450	75,730
Campbell Soup Co.	652	25,356
Clorox Co.	450	28,868
Coca-Cola Co.	6,108	294,711
Coca-Cola Enterprises	821	16,765
Colgate-Palmolive Co.	1,539	100,404
ConAgra Foods, Inc.	1,523	41,121
Constellation Brands, Inc.Cl A	629	18,254
Costco Wholesale Corp.	1,373	72,591
Dean Foods Co.*	398	16,827
Estee Lauder Co. Cl A	385	15,716
FNMA	2,921	173,478
General Mills, Inc.	1,028	59,213
Heinz (H.J.) Co.	988	44,470
Hershey Food Corp.	523	26,045
IAC Interactive Corp.*	660	24,526
Kellogg Co.	745	37,295
Kimberly Clark Corp.	1,366	92,820
Kroger Co.	2,155	49,716
McCormick & Co., Inc.	393	15,154
Molson Coors Brewing Co.	136	10,396
Pepsi Bottling Group, Inc.	405	12,519
PepsiCo, Inc.	4,916	307,496
Proctor & Gamble Co.	9,491	609,987
Reynolds American Inc	511	33,455
Safeway, Inc.	1,325	45,792
Sara Lee Corp.	2,237	38,096
Supervalu, Inc.	629	22,487
Sysco Corp.	1,844	67,785

4

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Tyson Foods, Inc.	751	12,354
UST, Inc.	479	27,878
Wal-Mart Stores, Inc.	7,366	340,088
Walgreen Co.	3,006	137,945
Whole Foods Market, Inc.	420	19,711
Wrigley (Wm.) Jr. Co.	653	33,773
		3,722,487
ENERGY (5.4%)
Anadarko Petroleum	1,370	59,622
Apache Corp.	982	65,313
Ashland, Inc.	172	11,899
BJ Services Co.	892	26,153
Baker Hughes, Inc.	961	71,748
Chesapeake Energy Corp.	1,246	36,196
ChevronTexaco Corp.	6,530	480,151
ConocoPhillips	4,918	353,850
Consol Energy, Inc.	547	17,575
Devon Energy Corp.	1,315	88,210
EOG Resources, Inc.	724	45,214
El Paso Corp.	2,113	32,287
Exxon Mobil Corp.	17,470	1,338,726
HESS Corp.	800	39,656
Halliburton Co.	3,012	93,523
Kinder Morgan, Inc.	319	33,734
Marathon Oil Corp.	1,068	98,790
Murphy Oil Corp.	557	28,323
Nabors Industries, Ltd.*	897	26,713
National-Oilwell, Inc.*	523	31,997
Noble Corporation*	409	31,145
Occidental Petroleum	2,571	125,542
Rowan Cos., Inc.	329	10,923
Schlumberger, Ltd.	3,532	223,081
Smith International, Inc.	597	24,519
Sunoco, Inc.	357	22,263
Transocean, Inc.*	876	70,860
Valero Energy Corp.	1,828	93,520
Weatherford Int’l., Ltd.*	1,031	43,085

5

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
ENERGY (Cont’d.)
Williams Cos., Inc.	1,776	46,389
XTO Energy, Inc.	1,091	51,332
		3,722,339
FINANCIAL (12.3%)
Ace, Ltd.	969	58,692
Aflac, Inc.	1,481	68,126
Allstate Corp.	1,877	122,211
Ambac Financial Group, Inc.	316	28,146
American Express Co.	3,623	219,807
American Int’l. Group, Inc.	7,787	558,016
Ameriprise Financial, Inc.	727	39,622
Aon Corp.	937	33,114
Apartment Investment & Mgmt.Co.	290	16,246
Archstone-Smith Trust	638	37,138
BB & T Corp.	1,602	70,376
Bank of America Corp.	13,451	718,149
Bank of New York Co., Inc.	2,276	89,606
Bear Stearns Cos., Inc.	359	58,438
Boston Properties	340	38,039
CB Richard Ellis Group Inc.*	535	17,762
CIT Group, Inc.	593	33,072
Capital One Financial Corp.	1,216	93,413
Charles Schwab Corp.	3,083	59,625
Chicago Mercantile Exchange	106	54,034
Chubb Corp.	1,225	64,815
Cincinnati Financial Corp.	516	23,380
Citigroup, Inc.	14,718	819,793
Comerica, Inc.	483	28,342
Commerce Bancorp (N.J.)	556	19,610
Compass Bancshares, Inc.	386	23,025
Countrywide Financial Corp.	1,860	78,957
E*Trade Financial Corp.*	1,274	28,563
Equity Office Properties	1,044	50,289
Equity Residential	867	44,000
Federated Investors, Inc.	270	9,121
Fidelity Natl. Info. Svc., Inc.	494	19,804
Fifth Third Bancorp	1,664	68,108
First Tennessee Natl. Bank	369	15,417

6

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Franklin Resources, Inc.	497	54,754
Freddie Mac	2,062	140,010
Genworth Financial, Inc.	1,328	45,431
Goldman Sachs Group, Inc.	1,287	256,563
Hartford Fin, Svc .Gp., Inc.	949	88,551
Huntington Bancshares, Inc.	708	16,815
J.P. Morgan Chase & Co.	10,391	501,885
Janus Capital Group	594	12,824
KeyCorp.	1,203	45,750
Kimco Realty Corp.	677	30,431
Legg Mason, Inc.	391	37,165
Lehman Brothers Hlds.	1,602	125,148
Lincoln National Corp.	856	56,838
Loews Corp.	1,363	56,524
M & T Bank Corp.	231	28,219
MBIA, Inc.	401	29,297
MGIC Investment Corp.	251	15,698
Marsh & McLennan Cos., Inc.	1,642	50,344
Marshall & Ilsley Corp.	758	36,467
Mellon Financial Corp.	1,227	51,718
Merrill Lynch & Co., Inc.	2,643	246,063
MetLife, Inc.	2,264	133,599
Moody’s Corp.	706	48,756
Morgan Stanley	3,171	258,215
National City Corp.	1,892	69,172
Northern Trust Corp.	558	33,865
PNC Financial Services Group	878	65,007
Plum Creek Timber Co.	534	21,280
Principal Financial Group, Inc.	803	47,136
Progressive Corp. of Ohio	2,281	55,246
Prologis Trust	731	44,423
Prudential Financial, Inc.	1,446	124,154
Public Storage, Inc.	361	35,198
Realogy Corp.*	637	19,314
Regions Financial Corp.	2,170	81,158
SLM Corporation	1,223	59,646
Safeco Corp.	319	19,571
Simon Property Group	659	66,750

7

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Sovereign Bancorp, Inc.	1,069	27,142
St. Paul Travelers Co., Inc.	2,060	110,601
State Street Corp.	987	66,563
Suntrust Banks, Inc.	1,061	89,601
Synovus Financial Corp.	966	29,782
T. Rowe Price Group, Inc.	780	34,141
Torchmark Corp.	295	18,809
UNUM Provident Corp.	1,021	21,216
US Bancorp	5,265	190,540
Vornado Realty Trust	384	46,656
Wachovia Corp.	5,708	325,071
Washington Mutual, Inc.	2,831	128,782
Wells Fargo & Company	10,112	359,583
Western Union Co.	2,283	51,185
XL Capital Limited*	537	38,675
Zions Bancorporation	318	26,216
		8,380,404
HEALTHCARE (6.7%)
Abbott Laboratories	4,597	223,920
Aetna, Inc.	1,564	67,534
Allergan, Inc.	450	53,883
Amerisource Bergen Corp.	575	25,852
Amgen, Inc.*	3,488	238,265
Applera Corp.-Applied Biosys	543	19,923
Bard (C.R.), Inc.	308	25,555
Barr Pharmaceuticals, Inc.*	317	15,888
Bausch & Lomb, Inc.	160	8,330
Baxter International, Inc.	1,946	90,275
Becton Dickinson & Co.	729	51,139
Biogen Idec, Inc.*	1,026	50,469
Biomet, Inc.	730	30,127
Boston Scientific Corp.*	3,514	60,371
Bristol-Myers Squibb Co.	5,891	155,051
CIGNA Corp.	306	40,260
Cardinal Health, Inc.	1,209	77,896
Caremark Rx, Inc.	1,273	72,701
Celgene Corp.*	1,116	64,203
Coventry Health Care*	474	23,724

8

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Express Scripts, Inc.*	410	29,356
Forest Laboratories, Inc.*	948	47,969
Genzyme Corp. (Genl. Div)*	779	47,971
Gilead Sciences, Inc.*	1,362	88,435
Health Management Associates	716	15,115
Hospira, Inc.*	468	15,715
Humana, Inc.*	492	27,213
IMS Health, Inc.	601	16,515
Johnson & Johnson	8,684	573,318
King Pharmaceuticals, Inc.*	724	11,526
Laboratory Corp. of America*	373	27,404
Lilly (Eli) & Co.	2,933	152,809
Manor Care, Inc.	219	10,275
McKesson Corp.	893	45,275
Medco Health Solutions*	877	46,867
Medimmune, Inc.*	713	23,080
Medtronic, Inc.	3,448	184,502
Merck & Co., Inc.	6,490	282,964
Millipore Corp.*	158	10,523
Mylan Laboratories, Inc.	629	12,555
Patterson Cos., Inc.*	414	14,701
PerkinElmer, Inc.	374	8,314
Pfizer, Inc.	21,598	559,388
Quest Diagnostics, Inc.	482	25,546
Schering-Plough Corp.	4,441	104,985
St. Jude Medical, Inc.*	1,051	38,425
Stryker Corp.	884	48,717
Tenet Healthcare Corp.*	1,407	9,807
Thermo Fisher Scientific Inc*	1,212	54,891
UnitedHealth Group, Inc.	4,017	215,833
Waters Corp.*	305	14,936
Watson Pharmaceuticals, Inc.*	304	7,913
WellPoint, Inc.*	1,848	145,419
Wyeth	4,034	205,411
Zimmer Holdings, Inc.*	723	56,669
		4,575,708

9

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (6.9%)
3M Company	2,206	171,914
Allied Waste Industries*	756	9,291
American Power Conversion	505	15,448
American Standard Cos.	520	23,842
Apollo Group, Inc. Cl A*	417	16,250
Avery Dennison Corp.	281	19,088
Block (H. & R.), Inc.	959	22,095
Boeing Co.	2,371	210,640
Burlington North Santa Fe	1,080	79,715
CBS Corp. Cl B	2,328	72,587
CSX Corp.	1,323	45,551
Caterpillar, Inc.	1,955	119,900
Cintas Corp.	407	16,162
Cooper Industries, Ltd.*	273	24,687
Cummins, Inc.	156	18,436
Danaher Corp.	706	51,143
Deere & Co.	689	65,503
Donnelley R.R. & Sons	645	22,923
Dover Corp.	606	29,706
Eaton Corp.	447	33,588
Emerson Electric Co.	2,403	105,900
Equifax, Inc.	377	15,306
FedEx Corp.	913	99,170
Fluor Corp.	261	21,311
General Dynamics Corp.	1,203	89,443
General Electric Co.	30,876	1,148,896
Goodrich Corporation	372	16,945
Google, Inc.*	635	292,405
Grainger (W.W.), Inc.	224	15,667
Honeywell International, Inc.	2,441	110,431
ITT Industries, Inc.	550	31,251
Illinois Tool Works, Inc.	1,253	57,876
Ingersoll Rand Co.*	918	35,921
L-3 Communications Hldgs., Inc.	367	30,013
Lockheed Martin Corp.	1,061	97,686
Masco Corp.	1,187	35,456
Monster Worldwide, Inc.*	382	17,816
Norfolk Southern	1,189	59,795

10

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Northrop Grumman Corp.	1,027	69,528
PACCAR, Inc.	743	48,221
Pall Corp.	372	12,853
Parker Hannifin Corp.	358	27,523
Pitney Bowes, Inc.	660	30,485
Raytheon Co.	1,338	70,646
Robert Half Intl., Inc.	510	18,931
Rockwell Automation, Inc.	524	32,006
Rockwell Collins	511	32,341
Ryder System, Inc.	184	9,395
Southwest Airlines Co.	2,372	36,339
Starwood Hotels & Resort World	649	40,563
Terex Corp*	304	19,632
Textron, Inc.	376	35,258
Tyco International, Ltd.	5,957	181,093
Union Pacific Corp.	803	73,892
United Parcel Service Cl B	3,223	241,661
United Technologies Corp.	3,017	188,623
Verisign, Inc.*	730	17,557
Viacom Inc. Class B*	2,095	85,958
Waste Mgt., Inc.	1,612	59,273
		4,681,535
TECHNOLOGY (7.8%)
ADC Telecommunications, Inc.*	349	5,071
Adobe Systems, Inc.*	1,728	71,055
Advanced Micro Devices, Inc.*	1,643	33,435
Affiliated Computer Svcs.*	353	17,241
Agilent Technologies, Inc.*	1,218	42,447
Altera Corp.*	1,072	21,097
Analog Devices, Inc.	1,024	33,659
Apple Computer, Inc.*	2,538	215,324
Applied Materials, Inc.	4,143	76,438
Autodesk, Inc.*	691	27,958
Automatic Data Processing	1,658	81,657
Avaya, Inc.*	1,363	19,055
BMC Software, Inc.*	611	19,674
Broadcom Corp. Cl A*	1,399	45,202
CA Inc.	1,225	27,746

11

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Ciena Corp.*	251	6,955
Cisco Systems, Inc.*	18,190	497,133
Citrix Systems, Inc.*	548	14,823
Cognizant Tech Solutions*	422	32,562
Computer Sciences Corp.*	512	27,325
Compuware Corp.*	1,051	8,755
Comverse Technology, Inc.*	603	12,729
Convergys Corp.*	414	9,845
Corning, Inc.*	4,686	87,675
Dell, Inc.*	6,804	170,712
EMC Corp.*	6,597	87,080
Electronic Arts, Inc.*	915	46,079
Electronic Data Systems Corp.	1,544	42,537
Embarq Corp.	444	23,337
First Data Corp.	2,282	58,237
Fiserv, Inc.*	520	27,258
Hewlett-Packard Co.	8,204	337,923
IBM Corp.	4,512	438,341
Intel Corp.	17,271	349,738
Intuit, Inc.*	1,044	31,852
JDS Uniphase Corp.*	630	10,496
Jabil Circuit, Inc.	550	13,503
Juniper Networks Inc.*	1,686	31,933
KLA Tencor Corp.	593	29,502
LSI Logic Corp.*	1,192	10,728
Lexmark Int’l, Inc.*	299	21,887
Linear Technology Corp.	898	27,227
Maxim Integrated Products, Inc	956	29,273
Micron Technology, Inc.*	2,260	31,550
Microsoft Corp.	25,912	773,724
Molex, Inc. Cl A	422	13,348
Motorola, Inc.	7,241	148,875
NCR Corp.*	538	23,005
NVIDIA Corporation*	1,051	38,898
National Semiconductor Corp.	864	19,613
Network Appliance, Inc.*	1,111	43,640
Novell, Inc.*	1,010	6,262
Novellus Systems, Inc.*	367	12,632

12

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Oracle Corp.*	11,983	205,389
PMC Sierra, Inc.*	624	4,187
Paychex, Inc.	1,009	39,896
QLogic Corp.*	475	10,412
Qualcomm, Inc.	4,950	187,061
Sabre Group Holdings, Inc.	393	12,533
Sandisk Corp.*	674	29,002
Sanmina Corp.*	1,588	5,479
Solectron Corp.*	2,735	8,807
Sun Microsystems, Inc.*	10,542	57,138
Symantec Corp.*	2,810	58,588
Symbol Technologies, Inc.	757	11,310
Tektronix, Inc.	249	7,263
Tellabs, Inc.*	1,336	13,707
Teradyne, Inc.*	587	8,782
Texas Instruments, Inc.	4,445	128,016
Unisys Corp.*	1,026	8,044
Xerox Corp.*	2,891	49,002
Xilinx, Inc.	1,013	24,120
Yahoo!, Inc.*	3,667	93,655
		5,296,442
TELECOMMUNICATIONS (1.9%)
AT&T	11,511	411,518
Alltel Corp.	1,119	67,677
BellSouth Corp.	5,464	257,409
CenturyTel, Inc.	347	15,150
Citizens Communications Co.	956	13,738
Qwest Communications Intl.*	4,817	40,318
Sprint Nextel Corp.	8,671	163,795
Verizon Communications	8,745	325,664
		1,295,269
UTILITIES (2.0%)
AES Corp.*	1,974	43,507
Allegheny Energy, Inc.*	490	22,496
Ameren Corp.	614	32,990
American Electric Power, Inc.	1,175	50,031
CMS Energy Corp.*	661	11,039
Centerpoint Energy, Inc.	930	15,419

13

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
UTILITIES (Cont’d.)
Consolidated Edison, Inc.	769	36,966
Constellation Energy Group	535	36,845
DTE Energy Co.	530	25,657
Dominion Resources, Inc.	1,052	88,200
Duke Energy Corp	3,761	124,903
Dynergy, Inc.*	1,129	8,174
Edison International	971	44,161
Entergy Corp.	621	57,331
Exelon Corp.	1,996	123,532
FPL Group, Inc.	1,206	65,631
FirstEnergy Corp.	956	57,647
Keyspan Corporation	522	21,496
NiSource, Inc.	813	19,593
Nicor, Inc.	132	6,178
PG & E Corp.	1,038	49,129
PPL Corporation	1,136	40,714
Peoples Energy Corp.	114	5,081
Pinnacle West Capital Corp.	296	15,004
Progress Energy, Inc.	755	37,055
Public Svc. Enterprise Group	750	49,785
Questar Corp.	253	21,012
Sempra Energy	778	43,599
Southern Co.	2,214	81,608
TXU Corp.	1,375	74,539
Teco Energy, Inc.	623	10,734
Xcel Energy, Inc.	1,210	27,903
		1,347,959

TOTAL INDEXED ASSETS(Cost: $32,824,191) 55.8%		38,080,608

* Non-income producing security.

14

	Rate(%)	Maturity	Face Amount($)	Value($)
INDEXED ASSETS SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.9%)
U.S. Treasury Bill (a)	4.89	01/11/07	300,000	299,506
U.S. Treasury Bill (a)	4.79	03/08/07	300,000	297,199
				596,705
U.S. GOVERNMENT AGENCIES (3.5%)
Federal Farm Credit Corp.	4.80	01/02/07	2,390,000	2,389,044

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,985,829) 4.4%				2,985,749

TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $35,810,020) 60.2%				41,066,357

(a)  The securities, or a portion thereof, has been segregated to cover initial margin requirements in open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2006:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)
Purchased
8 S&P 500 Stock Index Futures Contracts	March 2007	$ 2,856,800	$ 3,500

Face value of futures purchased and oustanding as a percentage of total investments in securities:  4.2%

15

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
BASIC MATERIALS (0.8%)
Schnitzer Steel Inds., Inc. Cl A	426	16,912
Cytec Industries, Inc.	1,207	68,208
Dow Chemical Co.	2,766	110,474
Longview Fibre Co.	3,116	68,396
Lubrizol Corp.	1,703	85,371
Phelps Dodge Corp.	1,187	142,108
TETRA Technologies*	1,869	33,810
		525,279
CONSUMER, CYCLICAL (4.6%)
AAR Corp*	2,422	70,698
Aaron Rents, Inc	1,371	39,457
Audiovox Corp. Cl A*	8,744	123,203
Belo Corporation	3,500	64,295
Best Buy Co., Inc.	1,346	66,210
Big Lots, Inc.*	1,278	29,292
CSK Auto Corp.*	2,326	39,891
Carnival Corp.	1,009	49,491
Charming Shoppes, Inc.*	2,831	38,303
Children’s Place Retail Stores	378	24,011
Circuit City Group, Inc.	3,675	69,752
Coach, Inc.*	1,176	50,521
Comcast Corp. Cl A*	2,346	99,306
Crown Holdings, Inc.*	7,888	165,017
Crown Media Holdings Cl A*	968	3,514
Gamestop Corp.*	1,487	81,949
Gymboree Corp.*	876	33,428
Hartmarx Corp.*	3,590	25,345
Hibbett Sporting Goods, Inc.*	1,805	55,107
Home Depot, Inc.	1,223	49,116
Hudson Highland Group*	2,794	46,604
ICT Group, Inc.*	1,167	36,866
International Game Technology	2,391	110,464
Johnson Controls, Inc.	1,203	103,362
Kohl’s Corp.*	398	27,235
Landry’s Restaurant, Inc.	1,702	51,213
Lithia Motors, Inc. Cl A	763	21,944
Marvel Entertainment Inc*	1,022	27,502
McDonald’s Corp.	1,849	81,966

16

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Modine Manufacturing Co.	3,505	87,730
Omnicom Group, Inc.	879	91,891
P.F. Changs China Bistro, Inc.	1,167	44,789
Payless Shoesource, Inc.*	4,677	153,499
Phillips Van Heusen Corp.	467	23,429
Pinnacle Entertainment, Inc.*	2,083	69,031
RC2 Corp.*	642	28,248
Rare Hospitality Int’l., Inc.*	1,022	33,654
Red Robin Gourmet Burgers*	1,313	47,071
Rent-A-Center, Inc.*	1,425	42,052
Staples, Inc.	3,005	80,234
Starbucks Corp.*	2,458	87,062
Sunopta*	2,584	22,739
Sunterra Corporation*	5,298	63,841
Target Corp.	992	56,594
Time Warner, Inc.	4,998	108,856
Tupperware Corp.	3,242	73,302
Tween Brands, Inc.*	729	29,109
V F Corp.	1,106	90,780
Wild Oaks Markets, Inc.*	2,838	40,810
Wolverine World Wide, Inc.	5,805	165,559
		3,125,342
CONSUMER, NON-CYCLICAL (3.0%)
Alkermes, Inc.*	1,719	22,983
Boston Beer Co., Inc. Cl A*	650	23,387
CVS Corp.	4,939	152,664
Chattem, Inc.*	1,551	77,674
Colgate-Palmolive Co.	1,751	114,235
Comsys ITPartners, Inc.*	876	17,704
Conmed Corp.*	1,624	37,547
Dynamex, Inc.*	1,022	23,874
Flowers Foods, Inc.	930	25,101
Forrester Research Inc*	1,378	37,358
General Mills, Inc.	1,170	67,392
Great Atlantic & Pac. Tea, Inc.	654	16,834
Hain Celestial Group Inc.*	1,402	43,756
Hershey Food Corp.	1,636	81,473
Hologic, Inc.*	1,691	79,950

17

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Longs Drug Stores Corp.	2,221	94,126
Medicines Company*	504	15,987
Mentor Corp.	800	39,096
Mueller Industries, Inc.	2,185	69,265
PepsiCo, Inc.	2,836	177,392
Proctor & Gamble Co.	5,687	365,503
Safeway, Inc.	3,370	116,467
Sovran Self-Storage, Inc.	364	20,850
Vector Group, Ltd.	4,394	77,994
Wal-Mart Stores, Inc.	3,662	169,075
Watson Wyatt Worldwide, Inc.	1,196	53,999
		2,021,686
ENERGY (3.2%)
Aegean Marina Pretroleum*	1,981	32,488
CNX Gas Corp.*	2,540	64,770
Devon Energy Corp.	549	36,827
Ellora Energy, Inc.* (b)	3,000	36,000
Exxon Mobil Corp.	10,200	781,626
Halliburton Co.	6,072	188,536
Helix Energy Solutions Group*	2,296	72,026
Holly Corp.	2,536	130,350
Range Resources Corp.	7,230	198,536
Schlumberger, Ltd.	2,271	143,436
Superior Well Services, Inc.*	1,367	34,941
Transocean, Inc.*	1,898	153,529
Unisource Energy Corp.	2,140	78,174
Valero Energy Corp.	2,676	136,904
Whittier Energy*	9,410	87,231
		2,175,374
FINANCIAL (9.5%)
Acadia Realty Trust	1,444	36,129
Accredited Home Lenders*	1,559	42,639
Allstate Corp.	1,636	106,520
American Home Mortgage Inv.	1,415	49,695
American Int’l. Group, Inc.	2,873	205,879
AmericanWest Bancorp	1,305	31,607
Argonaut Group, Inc.*	1,171	40,821
Assured Guaranty Co.*	4,514	120,072

18

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Asta Funding Inc.	2,030	61,793
Bank Mutual Corp.	5,398	65,370
Bank of America Corp.	6,800	363,052
Banner Corporation	1,034	45,848
Bear Stearns Cos., Inc.	1,268	206,405
Brookline Bankcorp	6,113	80,508
Capital Lease Funding, Inc.	1,394	16,170
Capital One Financial Corp.	1,718	131,977
Choice Hotels Intl., Inc.	2,095	88,200
Citigroup, Inc.	5,682	316,487
Columbia Banking System	1,315	46,183
Equity Inns, Inc.	4,771	76,145
Euronet Worldwide*	2,482	73,691
FBR Capital Markets Corp.* (b)	4,000	60,000
First Financial Holdings, Inc.	1,278	50,072
First Niagara Financial Grp.	4,930	73,260
First State Bank Corporation	3,923	97,094
FirstFed Financial Corp.*	1,077	72,127
Friedman, Billings, Ramsey Grp.	3,204	25,632
Getty Realty Corp.	935	28,892
Glacier Bancorp, Inc.	3,491	85,320
Goldman Sachs Group, Inc.	727	144,927
Hartford Fin, Svc .Gp., Inc.	1,185	110,572
Highwoods Properties, Inc.	1,588	64,727
ISHARES Russel Midcap	2,936	230,740
ISHARES Russel Midcap	810	63,237
IShares Russell Micropac	1,676	97,962
Iberia Bank Corp.	489	28,875
Intl. Securities Exchange, Inc.	989	46,275
J.P. Morgan Chase & Co.	4,370	211,071
JER Investors Trust, Inc.	2,127	43,965
Jackson Hewitt Tax Service	1,266	43,006
KNBT Bancorp, Inc.	3,875	64,829
Knight Capital Group, Inc.*	1,569	30,078
La Salle Hotel Properties	1,528	70,059
LandAmerica Financial Group	1,218	76,868
Lazard, Ltd. Cl A*	1,522	72,051
Legg Mason, Inc.	557	52,943

19

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
MAF Bancorp	1,776	79,369
Medical Properties Trust, Inc.	4,526	69,248
Merrill Lynch & Co., Inc.	3,093	287,958
MetLife, Inc.	2,483	146,522
Mid-America Apt. Communities	885	50,657
Morgan Stanley	1,302	106,022
National Financial Partners	1,893	83,235
NewAlliance Bankshare	7,201	118,096
PHH Corp.*	3,938	113,690
Pennsylvania REIT	859	33,827
Phoenix Companies, Inc.	3,020	47,988
Prologis Trust	1,255	76,266
Provident Financial Services	4,156	75,348
Rait Finiancial Trust	3,688	127,172
Safeco Corp.	1,672	102,577
Santander Bancorp	898	16,029
Sterling Financial Corp.	1,564	52,879
Sws Group, Inc.	1,907	68,080
Taylor Capital Gowth, Inc.	976	35,731
Tower Group, Inc.	1,909	59,313
Vintage Wine Trust, Inc.	6,160	36,960
Wachovia Corp.	3,751	213,619
Wells Fargo & Company	8,740	310,794
		6,461,153
HEALTHCARE (3.7%)
ALNYLAM Pharmaceuticals, Inc.*	694	14,852
Abbott Laboratories	3,447	167,903
Aetna, Inc.	2,115	91,326
Allscripts Healthcare Solution	2,102	56,733
Amerisource Bergen Corp.	1,430	64,293
Amgen, Inc.*	2,756	188,262
Arthrocare Corp.*	527	21,038
Caremark Rx, Inc.	1,100	62,821
DJ Orthopedics, Inc.*	1,687	72,237
Digene Corp.*	1,054	50,508
Discovery Laboratories, Inc.*	9,234	21,792
Enzon, Inc.*	7,941	67,578
Genesis HealthCare Corp.*	713	33,675

20

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Genzyme Corp. (Genl. Div)*	1,008	62,073
Human Genome Sciences, Inc.*	3,757	46,737
Humana, Inc.*	633	35,011
Inverness Medical Innovations*	2,731	105,690
Johnson & Johnson	4,954	327,063
Keryx Biopharmaceuticals, Inc.	1,474	19,604
McKesson Corp.	1,310	66,417
Medimmune, Inc.*	696	22,530
Medtronic, Inc.	2,697	144,316
Myriad Genetics, Inc.*	728	22,786
OSI Pharmaceuticals, Inc.*	131	5
PSS World Medical, Inc.*	2,094	40,896
Pfizer, Inc.	7,956	206,060
Psychiatric Solutions*	1,551	58,194
Quest Diagnostics, Inc.	948	50,244
Rigel Pharmaceuticals, Inc.*	1,314	15,597
Sciele Pharma, Inc.*	812	19,488
Seattle Genetics, Inc.*	2,045	10,900
Senomyx, Inc.*	949	12,328
St. Jude Medical, Inc.*	1,120	40,947
Theravance, Inc.*	1,298	40,095
Valeant Pharmaceuticals	2,398	41,342
Ventana Medical Systems, Inc.*	1,468	63,168
Viasys Healthcare, Inc.*	1,703	47,377
Wyeth	2,867	145,988
		2,557,874
INDUSTRIAL (6.2%)
3M Company	1,500	116,895
Actuant Corp. Cl A	780	37,167
Acuity Brands, Inc.	1,019	53,029
Affymetrix, Inc.*	1,869	43,099
Agnico-Eagle Mines, Ltd.	3,508	144,670
Alaska Air Group, Inc.*	1,610	63,595
Allis-Chalmers Corp*	2,436	56,125
Apogee Enterprises, Inc.	2,791	53,894
Aspect Medical Systems, Inc.*	1,792	33,708
Benchmark Electronics*	2,162	52,666
Boeing Co.	784	69,651

21

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Bronco Drilling Co., Inc.*	1,850	31,802
Bucyrus International , Inc.	1,606	83,127
Chaparral Steel Co.	1,523	67,423
Curtis Wright Corp. Cl B	1,044	38,712
DIODES, Inc.*	1,129	40,057
Eclipsys Corp.*	1,634	33,595
FLIR Systems Inc.*	2,658	84,604
FLOTEK Industries, Inc.*	250	7,013
Felcor Lodging Trust, Inc.	1,243	27,147
Frozen Foods Express Ind.	2,925	25,155
General Cable Corp.*	3,145	137,468
General Electric Co.	13,901	517,256
Genesee & Wyoming, Inc. Cl A*	2,668	70,008
Genlyte Group, Inc.*	938	73,267
Google, Inc.*	209	96,240
Granite Construction	1,928	97,017
HUB Group, Inc. Cl A*	1,785	49,177
Harmonic, Inc.*	4,411	32,068
Healthcare Services Group	1,386	40,139
Heidrick & Struggles Intl., Inc.*	1,167	49,434
ICO, Inc.*	4,812	27,140
ITT Industries, Inc.	2,195	124,720
Illinois Tool Works, Inc.	1,409	65,082
Interline Brands, Inc.*	1,343	30,177
Komag, Inc.*	785	29,736
Ladish Co Inc*	1,284	47,611
Levitt Corporation	2,611	31,959
Lincoln Electric Holdings	1,033	62,414
Littelfuse, Inc.*	2,728	86,969
Live Nation Inc*	975	21,840
Lockheed Martin Corp.	1,592	146,575
Miller (Herman), Inc.	1,328	48,286
Moog, Inc. Cl A*	879	33,569
Northrop Grumman Corp.	1,737	117,595
RTI International Metals, Inc.*	1,226	95,898
RailAmerica, Inc.*	9,350	150,348
Semitool, Inc.*	3,163	42,100
Siligan Holdings, Inc.	2,060	90,475

22

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Southwest Airlines Co.	5,415	82,958
Starwood Hotels & Resort World	1,404	87,750
Texas Industries, Inc.	990	63,588
Tyco International, Ltd.	3,213	97,675
United Parcel Service Cl B	1,616	121,168
United Technologies Corp.	1,763	110,223
Waste Connections, Inc.*	1,019	42,339
Wright Express Corp*	1,255	39,118
		4,222,521
TECHNOLOGY (6.1%)
Activision, Inc.*	3,058	52,720
Altiris, Inc.*	1,266	32,131
Anixter International, Inc.*	1,445	78,464
Ansys, Inc.*	685	29,791
Apple Computer, Inc.*	925	78,477
Arris Group, Inc.*	3,486	43,610
Aspen Technology, Inc.*	3,269	36,024
Automatic Data Processing	1,579	77,766
Broadcom Corp. Cl A*	3,355	108,400
Cirrus Logic, Inc.*	2,030	13,966
Cisco Systems, Inc.*	10,336	282,483
CommScope, Inc.*	4,459	135,910
Computer Programs & Systems	843	28,654
Corning, Inc.*	7,402	138,491
Dell, Inc.*	2,830	71,005
Digital Insight Corporation*	949	36,527
Digitas*	3,307	44,347
Dot Hill Systems*	4,620	18,157
EFJ, Inc.*	5,251	35,444
EMC Corp.*	2,950	38,940
Electronics For Imaging, Inc.*	3,318	88,192
Equinix Inc*	349	26,391
Exelixis, Inc*	1,613	14,517
Fairchild Semiconductor Intl.*	519	8,724
FormFactor, Inc.*	1,167	43,471
Global Imaging Systems., Inc.*	2,637	57,882
Hewlett-Packard Co.	3,777	155,575
Hyperion Solutions, Corp.*	1,147	41,223

23

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
IBM Corp.	1,735	168,555
Imation Corp.	988	45,873
Informatica Corp.*	2,511	30,659
Intel Corp.*	8,492	171,963
Lecroy Corp.*	3,043	35,025
Marlin Business Services*	1,674	40,226
Medics Pharmaceutical Corp.	4,251	149,338
Micrel, Inc.*	5,195	56,002
Microsemi Corp.*	2,484	48,811
Microsoft Corp.	14,927	445,718
Motorola, Inc.	5,466	112,381
Netlogic Microsystems, Inc.*	2,102	45,592
Neustar, Inc. Cl A*	949	30,786
Parametric Technology Corp.*	2,229	40,167
Perot Systems Corp. Cl A*	1,988	32,583
Qualcomm, Inc.	3,137	118,547
Rogers Corp.*	1,600	94,640
SPSS, Inc.*	1,387	41,707
Semtech Corp.*	1,155	15,096
Syniverse Holdings, Inc.*	3,615	54,189
Tech Data Corp.*	1,873	70,931
Technitrol, Inc.	4,094	97,806
Texas Instruments, Inc.	1,542	44,410
Tibco Software, Inc.*	1,717	16,208
Varian Semiconductor Equip.*	1,845	83,984
Verint Systems Inc*	1,284	44,016
Viasat, Inc.*	2,877	85,763
Wabtech	2,091	63,525
Website Pros, Inc.*	1,671	15,123
aQuantive, Inc.*	2,724	67,174
		4,184,080
TELECOMMUNICATIONS (0.8%)
AT&T	4,894	174,961
CT Communications, Inc.	1,477	33,853
Cincinnati Bell, Inc.*	6,097	27,863
Iowa Telecomunications Service	2,945	58,046

24

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
TELECOMMUNICATIONS (Cont’d.)
Sprint Nextel Corp.	3,488	65,888
Verizon Communications	4,484	166,984
		527,595
UTILITIES (1.3%)
Avista Corp.	1,896	47,988
Black Hills Corp.	858	31,695
Constellation Energy Group	982	67,630
Dominion Resources, Inc.	1,624	136,156
Exelon Corp.	3,045	188,455
FirstEnergy Corp.	1,208	72,842
Northwestern Corp.	841	29,755
PNM Resources, Inc.	3,472	107,979
Sempra Energy	1,743	97,678
Sierra Pacific Resources*	3,916	65,906
Westar Energy, Inc.	2,516	65,315
		911,399

TOTAL ACTIVE ASSETS (Cost: $23,413,007) 39.2%		26,712,303

* Non-income producing security.

25

	Shares	Value($)
PREFERRED STOCK:
FINANCIAL (0.0%)
Quanta Capital Holdings	1,660	30,793

TOTAL PREFERRED STOCK (Cost: $41,500) 0.0% (1)		30,793

	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.1%)
GSC Capital Corp. (b)	7.25	07/15/10	60,000	60,000

TOTAL LONG-TERM DEBT SECURITIES (Cost: $60,000) 0.1%				60,000

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
GOVERNMENT AGENCIES (0.4%)
Federal Farm Credit Corp.	4.80	01/02/07	300,000	299,880

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $299,880) 0.4%				299,880

TEMPORARY CASH INVESTMENTS ** (Cost: $374,000) 0.5%				374,000

TOTAL ACTIVE ASSETS (Cost: $24,188.387) 40.2%				27,476,976

TOTAL INVESTMENTS (Cost: $59,998,407) 100.4%				68,543,333

OTHER NET ASSETS-.0.4%				(281,811)

NET ASSETS 100.0%				$68,261,522

(1)          Less than 0.05%.

(b)         Rule 144a restricted security.

**          The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash,  subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight  commercial paper issued by J.P. Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2006 was 4.83%.

26

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (2.9%)
Air Products & Chemicals, Inc.	1,317	$92,559
Alcoa, Inc.	5,185	155,602
Allegheny Technologies, Inc.	602	54,589
Ball Corp.	623	27,163
Bemis Co.	627	21,305
Dow Chemical Co.	5,712	228,137
Du Pont EI de Nemours	5,501	267,954
Eastman Chemical Co.	492	29,181
Ecolab, Inc.	1,066	48,183
Freeport-McMoran Copper Cl B	1,177	65,594
Hercules, Inc.*	679	13,111
International Paper Co.	2,721	92,786
Intl. Flavors & Fragrances	457	22,466
MeadWestvaco Corp.	1,083	32,555
Monsanto Co.	3,249	170,670
Newmont Mining Corp. Hldg. Co.	2,692	121,544
Nucor Corp.	1,806	98,716
PPG Industries, Inc.	988	63,439
Pactiv Corp.*	795	28,374
Peabody Energy Corp.	1,577	63,727
Phelps Dodge Corp.	1,220	146,058
Praxair, Inc.	1,931	114,566
Rohm & Haas Co.	849	43,401
Sealed Air Corp.	482	31,291
Sigma-Aldrich Corp.	385	29,922
Temple-Inland, Inc.	631	29,045
United States Steel Group	708	51,783
Vulcan Materials Co.	559	50,237
Weyerhaeuser Co.	1,414	99,899
		2,293,857
CONSUMER, CYCLICAL (10.0%)
Amazon.com, Inc.*	1,847	72,883
AutoZone, Inc.*	306	35,361
Autonation, Inc.*	890	18,975
Bed Bath & Beyond, Inc.*	1,690	64,389
Best Buy Co., Inc.	2,412	118,646
Big Lots, Inc.*	654	14,990
Black & Decker Corp.	406	32,468
Brunswick Corp.	549	17,513

1

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Carnival Corp.	2,661	130,522
Centex Corp.	709	39,895
Circuit City Group, Inc.	848	16,095
Clear Channel Communications	2,953	104,950
Coach, Inc.*	2,197	94,383
Comcast Corp. Cl A*	12,446	526,839
D.R. Horton, Inc.	1,650	43,709
DIRECTV Group, Inc.*	4,610	114,973
Darden Restaurants, Inc.	878	35,269
Dillard’s, Inc. Cl A	364	12,729
Disney (Walt) Co.	12,370	423,920
Dollar General Corp.	1,866	29,968
Dow Jones & Co.	389	14,782
EW Scripps Co. Cl A	498	24,870
Eastman Kodak Co.	1,718	44,324
Family Dollar Stores, Inc.	906	26,573
Federated Dept Stores	3,140	119,728
Ford Motor Co.	11,297	84,840
Fortune Brands, Inc.	905	77,278
Gannett Co., Inc.	1,401	84,704
Gap, Inc.	3,151	61,445
General Motors Corp.	3,382	103,895
Genuine Parts Co.	1,019	48,331
Goodyear Tire & Rubber Co.*	1,061	22,270
Harley-Davidson, Inc.	1,549	109,158
Harman Intl. Inds	390	38,965
Harrah’s Entertainment, Inc.	1,112	91,985
Hasbro, Inc.	949	25,860
Hilton Hotels Corp.	2,312	80,689
Home Depot, Inc.	12,205	490,153
International Game Technology	2,029	93,740
Interpublic Grp. of Cos., Inc.	2,638	32,289
Johnson Controls, Inc.	1,170	100,526
Jones Apparel Group, Inc.	655	21,897
KB Home	469	24,050
Kohl’s Corp.*	1,955	133,781
Leggett & Platt	1,070	25,573
Lennar Corp.	824	43,227
Limited Brands, Inc.	2,045	59,182

2

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Liz Claiborne, Inc.	612	26,598
Lowe’s Companies, Inc.	9,107	283,683
Marriott International, Inc.	2,010	95,917
Mattel, Inc.	2,281	51,687
McDonald’s Corp.	7,396	327,865
McGraw-Hill Cos., Inc.	2,118	144,066
Meredith Corp.	226	12,735
NIKE, Inc. Cl B	1,124	111,310
New York Times Co. Cl A	859	20,925
Newell Rubbermaid, Inc.	1,657	47,970
News Corp, Inc.	13,999	300,699
Nordstrom, Inc.	1,368	67,497
Office Depot, Inc.*	1,665	63,553
OfficeMax, Inc.	445	22,094
Omnicom Group, Inc.	1,022	106,840
Penney (J.C.) Co., Inc.	1,345	104,049
Pulte Homes, Inc.	1,263	41,831
RadioShack Corp.	812	13,625
Sears Holding Corp.*	497	83,461
Sherwin-Williams Co.	669	42,535
Snap-On, Inc.	349	16,626
Stanley Works	486	24,441
Staples, Inc.	4,321	115,371
Starbucks Corp.*	4,521	160,134
TJX Companies, Inc.	2,721	77,603
Target Corp.	5,136	293,009
Tiffany & Co.	801	31,431
Time Warner, Inc.	23,877	520,041
Tribune Co.	1,140	35,089
Univision Communications, Inc.	1,508	53,413
V F Corp.	534	43,831
Wendy’s International, Inc.	571	18,894
Whirlpool Corp.	468	38,853
Windstream Corp.	2,851	40,541
Wyndham Worldwide Corp*	1,185	37,944
Yum! Brands, Inc.	1,585	93,198
eBay, Inc.*	6,920	208,084
		7,810,035

3

	Shares	Value($)
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (9.6%)
Altria Group, Inc.	12,534	1,075,668
Anheuser-Busch Cos., Inc.	4,598	226,222
Archer-Daniels-Midland Co.	3,930	125,603
Avon Products, Inc.	2,658	87,820
Brown-Forman Corp. Cl B	471	31,199
CVS Corp.	4,925	152,232
Campbell Soup Co.	1,302	50,635
Clorox Co.	907	58,184
Coca-Cola Co.	12,195	588,409
Coca-Cola Enterprises	1,657	33,836
Colgate-Palmolive Co.	3,076	200,678
ConAgra Foods, Inc.	3,047	82,269
Constellation Brands, Inc. Cl A	1,256	36,449
Costco Wholesale Corp.	2,740	144,864
Dean Foods Co.*	799	33,782
Estee Lauder Co. Cl A	761	31,064
FNMA	5,831	346,303
General Mills, Inc.	2,051	118,138
Heinz (H.J.) Co.	1,970	88,670
Hershey Food Corp.	1,039	51,742
IAC Interactive Corp.*	1,334	49,571
Kellogg Co.	1,500	75,090
Kimberly Clark Corp.	2,741	186,251
Kroger Co.	4,290	98,970
McCormick & Co., Inc.	785	30,270
Molson Coors Brewing Co.	264	20,180
Pepsi Bottling Group, Inc.	818	25,284
PepsiCo, Inc.	9,820	614,241
Proctor & Gamble Co.	18,950	1,217,917
Reynolds American Inc	1,025	67,107
Safeway, Inc.	2,651	91,619
Sara Lee Corp.	4,466	76,056
Supervalu, Inc.	1,231	44,008
Sysco Corp.	3,696	135,865
Tyson Foods, Inc.	1,506	24,774
UST, Inc.	962	55,988
Wal-Mart Stores, Inc.	14,707	679,022
Walgreen Co.	6,001	275,386

4

	Shares	Value($)
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Whole Foods Market, Inc.	854	40,078
Wrigley (Wm.) Jr. Co.	1,312	67,857
		7,439,301
ENERGY (9.5%)
Anadarko Petroleum	2,749	119,636
Apache Corp.	1,970	131,025
Ashland, Inc.	334	23,106
BJ Services Co.	1,753	51,398
Baker Hughes, Inc.	1,918	143,198
Chesapeake Energy Corp.	2,487	72,247
ChevronTexaco Corp.	13,037	958,611
ConocoPhillips	9,842	708,132
Consol Energy, Inc.	1,092	35,086
Devon Energy Corp.	2,643	177,292
EOG Resources, Inc.	1,456	90,927
El Paso Corp.	4,218	64,451
Exxon Mobil Corp.	34,882	2,673,008
HESS Corp.	1,619	80,254
Halliburton Co.	6,013	186,704
Kinder Morgan, Inc.	641	67,786
Marathon Oil Corp.	2,102	194,435
Murphy Oil Corp.	1,118	56,850
Nabors Industries, Ltd.*	1,790	53,306
National-Oilwell, Inc.*	1,049	64,178
Noble Corporation*	810	61,682
Occidental Petroleum	5,152	251,572
Rowan Cos., Inc.	660	21,912
Schlumberger, Ltd.	7,046	445,025
Smith International, Inc.	1,192	48,955
Sunoco, Inc.	736	45,897
Transocean, Inc.*	1,748	141,396
Valero Energy Corp.	3,616	184,995
Weatherford Int’l., Ltd.*	2,031	84,875
Williams Cos., Inc.	3,566	93,144
XTO Energy, Inc.	2,188	102,945
		7,434,028
FINANCIAL (21.5%)
Ace, Ltd.	1,947	117,930
Aflac, Inc.	2,957	136,022

5

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Allstate Corp.	3,737	243,316
Ambac Financial Group, Inc.	634	56,470
American Express Co.	7,205	437,127
American Int’l. Group, Inc.	15,548	1,114,170
Ameriprise Financial, Inc.	1,447	78,862
Aon Corp.	1,852	65,450
Apartment Investment & Mgmt. Co.	577	32,324
Archstone-Smith Trust	1,306	76,022
BB & T Corp.	3,235	142,114
Bank of America Corp.	26,856	1,433,842
Bank of New York Co., Inc.	4,570	179,921
Bear Stearns Cos., Inc.	698	113,620
Boston Properties	698	78,092
CB Richard Ellis Group Inc.*	1,105	36,686
CIT Group, Inc.	1,185	66,087
Capital One Financial Corp.	2,440	187,441
Charles Schwab Corp.	6,117	118,303
Chicago Mercantile Exchange	206	105,009
Chubb Corp.	2,461	130,212
Cincinnati Financial Corp.	1,036	46,941
Citigroup, Inc.	29,387	1,636,856
Comerica, Inc.	941	55,218
Commerce Bancorp (N.J.)	1,121	39,538
Compass Bancshares, Inc.	776	46,288
Countrywide Financial Corp.	3,714	157,659
E*Trade Financial Corp.*	2,553	57,238
Equity Office Properties	2,102	101,253
Equity Residential	1,747	88,660
Federated Investors, Inc.	540	18,241
Fidelity Natl. Info. Svc., Inc	962	38,567
Fifth Third Bancorp	3,337	136,583
First Tennessee Natl. Bank	744	31,084
Franklin Resources, Inc.	997	109,839
Freddie Mac	4,144	281,378
Genworth Financial, Inc.	2,650	90,657
Goldman Sachs Group, Inc.	2,546	507,545
Hartford Fin, Svc .Gp., Inc.	1,895	176,822
Huntington Bancshares, Inc.	1,421	33,749
J.P. Morgan Chase & Co.	20,747	1,002,080

6

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Janus Capital Group	1,185	25,584
KeyCorp.	2,401	91,310
Kimco Realty Corp.	1,351	60,727
Legg Mason, Inc.	785	74,614
Lehman Brothers Hlds.	3,170	247,640
Lincoln National Corp.	1,717	114,009
Loews Corp.	2,732	113,296
M & T Bank Corp.	463	56,560
MBIA, Inc.	806	58,886
MGIC Investment Corp.	490	30,645
Marsh & McLennan Cos., Inc.	3,296	101,055
Marshall & Ilsley Corp.	1,525	73,368
Mellon Financial Corp.	2,463	103,815
Merrill Lynch & Co., Inc.	5,286	492,127
MetLife, Inc.	4,546	268,259
Moody’s Corp.	1,405	97,029
Morgan Stanley	6,330	515,452
National City Corp.	3,777	138,087
Northern Trust Corp.	1,121	68,033
PNC Financial Services Group	1,757	130,088
Plum Creek Timber Co.	1,058	42,161
Principal Financial Group Inc.	1,613	94,683
Progressive Corp. of Ohio	4,555	110,322
Prologis Trust	1,479	89,879
Prudential Financial, Inc.	2,852	244,873
Public Storage, Inc.	732	71,370
Realogy Corp.*	1,282	38,870
Regions Financial Corp.	4,360	163,064
SLM Corporation	2,444	119,194
Safeco Corp.	620	38,037
Simon Property Group	1,323	134,007
Sovereign Bancorp, Inc.	2,149	54,563
St. Paul Travelers Co., Inc.	4,126	221,525
State Street Corp.	1,986	133,936
Suntrust Banks, Inc.	2,118	178,865
Synovus Financial Corp.	1,943	59,903
T. Rowe Price Group, Inc.	1,576	68,982
Torchmark Corp.	586	37,363
UNUM Provident Corp.	2,048	42,557

7

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
US Bancorp	10,513	380,465
Vornado Realty Trust	772	93,798
Wachovia Corp.	11,398	649,116
Washington Mutual, Inc.	5,653	257,155
Wells Fargo & Company	20,190	717,956
Western Union Co.	4,583	102,751
XL Capital Limited*	1,079	77,710
Zions Bancorporation	639	52,679
		16,741,584
HEALTHCARE (11.7%)
Abbott Laboratories	9,179	447,109
Aetna, Inc.	3,121	134,765
Allergan, Inc.	919	110,041
Amerisource Bergen Corp.	1,148	51,614
Amgen, Inc.*	6,976	476,531
Applera Corp.-Applied Biosys	1,095	40,176
Bard (C.R.), Inc.	615	51,027
Barr Pharmaceuticals, Inc.*	636	31,876
Bausch & Lomb, Inc.	312	16,243
Baxter International, Inc.	3,914	181,570
Becton Dickinson & Co.	1,475	103,471
Biogen Idec, Inc.*	2,016	99,167
Biomet, Inc.	1,464	60,419
Boston Scientific Corp.*	7,052	121,153
Bristol-Myers Squibb Co.	11,762	309,576
CIGNA Corp.	613	80,652
Cardinal Health, Inc.	2,422	156,049
Caremark Rx, Inc.	2,550	145,631
Celgene Corp.*	2,227	128,119
Coventry Health Care*	953	47,698
Express Scripts, Inc.*	810	57,996
Forest Laboratories, Inc.*	1,894	95,836
Genzyme Corp. (Genl. Div)*	1,572	96,804
Gilead Sciences, Inc.*	2,750	178,558
Health Management Associates	1,438	30,356
Hospira, Inc.*	931	31,263
Humana, Inc.*	994	54,978
IMS Health, Inc.	1,186	32,591
Johnson & Johnson	17,340	1,144,787

8

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
King Pharmaceuticals, Inc.*	1,454	23,148
Laboratory Corp. of America*	749	55,029
Lilly (Eli) & Co.	5,887	306,713
Manor Care, Inc.	442	20,739
McKesson Corp.	1,770	89,739
Medco Health Solutions*	1,754	93,734
Medimmune, Inc.*	1,430	46,289
Medtronic, Inc.	6,884	368,363
Merck & Co., Inc.	12,984	566,102
Millipore Corp.*	319	21,245
Mylan Laboratories, Inc.	1,267	25,289
Patterson Cos., Inc.*	831	29,509
PerkinElmer, Inc.	729	16,206
Pfizer, Inc.	43,123	1,116,886
Quest Diagnostics, Inc.	956	50,668
Schering-Plough Corp.	8,866	209,592
St. Jude Medical, Inc.*	2,114	77,288
Stryker Corp.	1,777	97,930
Tenet Healthcare Corp.*	2,818	19,641
Thermo Fisher Scientific Inc*	2,440	110,508
UnitedHealth Group, Inc.	8,056	432,849
Waters Corp.*	606	29,676
Watson Pharmaceuticals, Inc.*	612	15,930
WellPoint, Inc.*	3,708	291,783
Wyeth	8,054	410,110
Zimmer Holdings, Inc.*	1,427	111,848
		9,152,870
INDUSTRIAL (12.0%)
3M Company	4,404	343,204
Allied Waste Industries*	1,518	18,656
American Power Conversion	1,011	30,926
American Standard Cos.	1,037	47,546
Apollo Group, Inc. Cl A*	836	32,579
Avery Dennison Corp.	564	38,313
Block (H. & R.), Inc.	1,927	44,398
Boeing Co.	4,729	420,124
Burlington North Santa Fe	2,148	158,544
CBS Corp. Cl B	4,674	145,735
CSX Corp.	2,602	89,587

9

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Caterpillar, Inc.	3,890	238,574
Cintas Corp.	816	32,403
Cooper Industries, Ltd.*	543	49,103
Cummins, Inc.	305	36,045
Danaher Corp.	1,417	102,647
Deere & Co.	1,382	131,387
Donnelley R.R. & Sons	1,296	46,060
Dover Corp.	1,221	59,853
Eaton Corp.	891	66,950
Emerson Electric Co.	4,798	211,448
Equifax, Inc.	748	30,369
FedEx Corp.	1,833	199,100
Fluor Corp.	526	42,948
General Dynamics Corp.	2,420	179,927
General Electric Co.	61,650	2,293,997
Goodrich Corporation	746	33,980
Google, Inc.*	1,281	589,875
Grainger (W.W.), Inc.	437	30,564
Honeywell International, Inc.	4,883	220,907
ITT Industries, Inc.	1,104	62,729
Illinois Tool Works, Inc.	2,508	115,845
Ingersoll Rand Co.*	1,833	71,725
L-3 Communications Hldgs., Inc.	747	61,090
Lockheed Martin Corp.	2,129	196,017
Masco Corp.	2,357	70,404
Monster Worldwide, Inc.*	767	35,773
Norfolk Southern	2,373	119,338
Northrop Grumman Corp.	2,065	139,800
PACCAR, Inc.	1,485	96,377
Pall Corp.	724	25,014
Parker Hannifin Corp.	697	53,585
Pitney Bowes, Inc.	1,327	61,294
Raytheon Co.	2,659	140,395
Robert Half Intl., Inc.	994	36,897
Rockwell Automation, Inc.	1,017	62,118
Rockwell Collins	994	62,910
Ryder System, Inc.	360	18,382
Southwest Airlines Co.	4,735	72,540
Starwood Hotels & Resort World	1,267	79,188

10

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Terex Corp*	608	39,265
Textron, Inc.	750	70,328
Tyco International, Ltd.	11,894	361,578
Union Pacific Corp.	1,613	148,428
United Parcel Service Cl B	6,420	481,372
United Technologies Corp.	6,002	375,245
Verisign, Inc.*	1,466	35,257
Viacom Inc. - Class B.*	4,182	171,587
Waste Mgt., Inc.	3,199	117,627
		9,347,857
TECHNOLOGY (13.6%)
ADC Telecommunications, Inc.*	701	10,186
Adobe Systems, Inc.*	3,488	143,427
Advanced Micro Devices, Inc.*	3,281	66,768
Affiliated Computer Svcs.*	709	34,628
Agilent Technologies, Inc.*	2,444	85,173
Altera Corp.*	2,164	42,588
Analog Devices, Inc.	2,045	67,219
Apple Computer, Inc.*	5,086	431,496
Applied Materials, Inc.	8,306	153,246
Autodesk, Inc.*	1,385	56,037
Automatic Data Processing	3,293	162,180
Avaya, Inc.*	2,715	37,956
BMC Software, Inc.*	1,226	39,477
Broadcom Corp. Cl A*	2,804	90,597
CA Inc.	2,456	55,628
Ciena Corp.*	505	13,994
Cisco Systems, Inc.*	36,319	992,598
Citrix Systems, Inc.*	1,080	29,214
Cognizant Tech Solutions*	848	65,432
Computer Sciences Corp.*	1,027	54,811
Compuware Corp.*	2,106	17,543
Comverse Technology, Inc.*	1,208	25,501
Convergys Corp.*	824	19,595
Corning, Inc.*	9,355	175,032
Dell, Inc.*	13,585	340,848
EMC Corp.*	13,172	173,870
Electronic Arts, Inc.*	1,845	92,914
Electronic Data Systems Corp.	3,093	85,212

11

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Embarq Corp.	893	46,936
First Data Corp.	4,580	116,882
Fiserv, Inc.*	1,035	54,255
Hewlett-Packard Co.	16,381	674,733
IBM Corp.	9,009	875,224
Intel Corp.	34,485	698,321
Intuit, Inc.*	2,085	63,613
JDS Uniphase Corp.*	1,262	21,025
Jabil Circuit, Inc.	1,104	27,103
Juniper Networks, Inc.*	3,383	64,074
KLA Tencor Corp.	1,190	59,203
LSI Logic Corp.*	2,396	21,564
Lexmark Int’l, Inc.*	582	42,602
Linear Technology Corp.	1,787	54,182
Maxim Integrated Products, Inc	1,917	58,699
Micron Technology, Inc.*	4,511	62,974
Microsoft Corp.	51,738	1,544,905
Molex, Inc. Cl A	847	26,791
Motorola, Inc.	14,458	297,256
NCR Corp.*	1,065	45,539
NVIDIA Corporation*	2,126	78,683
National Semiconductor Corp.	1,725	39,158
Network Appliance, Inc.*	2,235	87,791
Novell, Inc.*	2,027	12,567
Novellus Systems, Inc.*	739	25,436
Oracle Corp.*	23,926	410,092
PMC Sierra, Inc.*	1,254	8,414
Paychex, Inc.	2,024	80,029
QLogic Corp.*	942	20,649
Qualcomm, Inc.	9,883	373,479
Sabre Group Holdings, Inc.	791	25,225
Sandisk Corp.*	1,345	57,875
Sanmina Corp.*	3,186	10,992
Solectron Corp.*	5,469	17,610
Sun Microsystems, Inc.*	21,049	114,086
Symantec Corp.*	5,610	116,968
Symbol Technologies, Inc.	1,523	22,754
Tektronix, Inc.	485	14,147
Tellabs, Inc.*	2,642	27,107

12

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Teradyne, Inc.*	1,135	16,980
Texas Instruments, Inc.	8,874	255,571
Unisys Corp.*	2,060	16,150
Xerox Corp.*	5,773	97,852
Xilinx, Inc.	2,010	47,858
Yahoo!, Inc.*	7,321	186,978
		10,583,502
TELECOMMUNICATIONS (3.3%)
AT&T	22,983	821,642
Alltel Corp.	2,234	135,112
BellSouth Corp.	10,909	513,923
CenturyTel, Inc.	686	29,951
Citizens Communications Co.	1,925	27,662
Qwest Communications Intl.*	9,617	80,494
Sprint Nextel Corp.	17,312	327,024
Verizon Communications	17,460	650,210
		2,586,018
UTILITIES (3.5%)
AES Corp.*	3,972	87,543
Allegheny Energy, Inc.*	988	45,359
Ameren Corp.	1,233	66,249
American Electric Power, Inc.	2,365	100,702
CMS Energy Corp.*	1,330	22,211
Centerpoint Energy, Inc.	1,871	31,021
Consolidated Edison, Inc.	1,535	73,787
Constellation Energy Group	1,076	74,104
DTE Energy Co.	1,064	51,508
Dominion Resources, Inc.	2,115	177,322
Duke Energy Corp	7,510	249,407
Dynergy, Inc.*	2,264	16,391
Edison International	1,948	88,595
Entergy Corp.	1,237	114,200
Exelon Corp.	4,012	248,303
FPL Group, Inc.	2,417	131,533
FirstEnergy Corp.	1,909	115,113
Keyspan Corporation	1,048	43,157
NiSource, Inc.	1,632	39,331
Nicor, Inc.	258	12,074
PG & E Corp.	2,086	98,730

13

	Shares	Value($)
COMMON STOCKS:
UTILITIES (Cont’d.)
PPL Corporation	2,282	81,787
Peoples Energy Corp.	223	9,939
Pinnacle West Capital Corp.	597	30,262
Progress Energy, Inc.	1,520	74,602
Public Svc. Enterprise Group	1,508	100,101
Questar Corp.	513	42,605
Sempra Energy	1,568	87,871
Southern Co.	4,442	163,732
TXU Corp.	2,746	148,861
Teco Energy, Inc.	1,251	21,555
Xcel Energy, Inc.	2,433	56,105
		2,704,060

TOTAL COMMON STOCKS (Cost: $65,456,863) 97.6%		76,093,112

* Non-income producing security.

14

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (a)	4.89	01/11/07	100,000	99,835
U.S. Treasury Bill (a)	4.79	03/08/07	100,000	99,066
				198,901
U.S. GOVERNMENT AGENCIES (2.0%)
Federal Farm Credit Corp.	4.80	01/02/07	1,530,000	1,529,388

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,728,316) 2.3%				1,728,289

TOTAL INVESTMENTS (Cost: $67,185,179) 99.9%				77,821,401

OTHER NET ASSETS 0.1%				104,987

NET ASSETS 100.0%				$77,926,388

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2006:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)
Purchased
5 S&P 500 Stock Index Futures Contracts	March 2007	$1,785,500	$2,188

Face value of futures purchased and oustanding as a percentage of total investments in securities:  2.3%

15

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (5.8%)
Airgas, Inc.	3,414	$138,335
Albemarle Corp.	1,719	123,424
Arch Coal, Inc.	6,214	186,606
Bowater, Inc.	2,445	55,013
Cabot Corp.	2,771	120,732
Chemtura Corp.	10,533	101,433
Commercial Metals Co.	5,175	133,515
Cytec Industries, Inc.	1,831	103,470
FMC Corp.	1,679	128,527
Ferro Corp.	1,872	38,732
Glatfelter	1,954	30,287
Longview Fibre Co.	2,875	63,106
Louisiana-Pacific Corp.	4,561	98,198
Lubrizol Corp.	3,011	150,941
Lyondell Chemical Co.	9,243	236,344
Martin Marietta Materials, Inc	1,981	205,846
Minerals Technologies, Inc.	837	49,207
Olin Corp.	3,191	52,715
Packaging Corp of America	3,567	78,831
Potlatch Corp	1,693	74,187
RPM International Inc.	5,222	109,088
Scotts Co. Cl A	2,013	103,971
Sensient Technologies Corp.	2,026	49,840
Sonoco Products Co.	4,365	166,132
Steel Dynamics, Inc.	3,977	129,054
Valspar Corp.	4,440	122,722
Worthington Industries, Inc.	3,178	56,314
		2,906,570
CONSUMER, CYCLICAL (13.5%)
99 Cent Only Stores*	2,036	24,778
Abercrombie & Fitch Co. Cl A	3,862	268,911
Advance Auto Parts	4,606	163,789
Aeropostale, Inc.*	2,306	71,186
American Eagle Outfitters	8,514	265,722
American Greetings Corp. Cl A	2,624	62,635
Ann Taylor Stores Corp.*	3,143	103,216
Applebees Intl., Inc.	3,251	80,202
ArvinMeritor, Inc.	3,083	56,203
Bandag, Inc.	502	25,316

1

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Barnes & Noble, Inc.	2,235	88,752
Beazer Homes USA, Inc.	1,712	80,481
Belo Corporation	3,837	70,486
Blyth, Inc.	1,098	22,784
Bob Evans Farms, Inc.	1,595	54,581
Borders Group, Inc.	2,599	58,088
Borg-Warner, Inc.	2,519	148,671
Boyd Gaming Corp.	1,849	83,778
Brinker International, Inc.	5,376	162,140
CBRL Group, Inc.	1,374	61,500
Callaway Golf Co.	2,721	39,210
CarMax, Inc.*	4,675	250,720
Catalina Marketing Corp.	1,597	43,918
Charming Shoppes, Inc.*	5,396	73,008
Cheesecake Factory, Inc.*	3,406	83,775
Chico’s FAS, Inc.*	7,692	159,147
Claire’s Stores, Inc.	4,072	134,946
Coldwater Creek Inc*	2,648	64,929
Dick’s Sporting Goods Inc.*	1,646	80,638
Dollar Tree Stores*	4,490	135,149
Entercom Communications	1,216	34,267
Foot Locker, Inc.	6,812	149,387
Furniture Brands Intl., Inc.	2,111	34,262
Gamestop Corp.*	3,319	182,910
Gentex Corp.	6,269	97,546
Hanesbrands, Inc.*	4,214	99,535
Harte-Hanks, Inc.	2,120	58,745
Hovanian Enterprises, Inc.*	1,592	53,969
International Speedway Corp.	1,563	79,776
Lear Corp.*	2,944	86,936
Lee Enterprises	2,003	62,213
MDC Holdings, Inc.	1,512	86,260
Media General Inc. Cl A	1,051	39,066
Modine Manufacturing Co.	1,442	36,093
Mohawk Industries, Inc.*	2,336	174,873
O’Reilly Automotive, Inc.*	4,973	159,434
Pacific Sunwear of Calif*	3,030	59,327
Payless Shoesource, Inc.*	2,888	94,784
PetSmart, Inc.	5,939	171,400

2

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Polo Ralph Lauren Corp.	2,684	208,439
Reader’s Digest Assn.	4,156	69,405
Regis Corporation	1,979	78,250
Rent-A-Center, Inc.*	3,065	90,448
Ross Stores, Inc.	6,116	179,199
Ruby Tuesday, Inc.	2,565	70,409
Ryland Group, Inc.	1,864	101,812
Saks Incorporated	6,077	108,292
Scholastic Corp.*	1,127	40,392
Strayer Education Inc.	627	66,493
Thor Industries, Inc.	1,535	67,525
Timberland Company Cl A*	2,213	69,887
Toll Brothers, Inc.*	5,508	177,523
Tupperware Corp.	2,651	59,939
Urban Outfitters, Inc.*	4,907	113,008
Valassis Communication, Inc.*	2,089	30,291
Washington Post Co. Cl B	248	184,909
Westwood One, Inc.	3,061	21,611
Wiley (John) & Sons Cl A	1,927	74,132
Williams-Sonoma, Inc.	4,908	154,308
		6,745,714
CONSUMER, NON-CYCLICAL (2.3%)
Alberto-Culver Co.	3,496	74,989
BJ’s Wholesale Club, Inc.*	2,816	87,606
Church & Dwight	2,855	121,766
Energizer Holdings, Inc.*	2,489	176,694
Hansen Natural Corp.*	2,663	89,690
Hormel Foods Corp.	3,194	119,264
J.M. Smucker Co.	2,485	120,448
Lancaster Colony Corp.	1,029	45,595
PepsiAmericas, Inc.	2,645	55,492
Ruddick Corp.	1,570	43,568
Smithfield Foods, Inc.*	4,356	111,775
Tootsie Roll Inds., Inc.	1,160	37,932
Universal Corp.	1,125	55,136
		1,139,955
ENERGY (6.0%)
Denbury Resources, Inc.*	5,252	145,953
ENSCO International, Inc.	6,646	332,699

3

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d.)
FMC Technologies Inc.*	2,977	183,473
Forest Oil Corp.*	2,388	78,040
Grant Prideco, Inc.*	5,604	222,871
Hanover Compressor Co.*	4,518	85,345
Helmerich & Payne, Inc.	4,593	112,391
NewField Exploration Company*	5,645	259,388
Noble Energy, Inc.	7,607	373,275
Overseas Shipholding Group	1,294	72,852
Patterson UTI Energy, Inc.	6,954	161,541
Pioneer Natural Resources Co.	5,366	212,977
Plains Exploration & Prod. Co.	3,350	159,226
Pogo Producing Co.	2,555	123,764
Pride International, Inc.*	7,180	215,472
Quicksilver Resources*	2,405	87,999
Tidewater, Inc.	2,514	121,577
		2,948,843
FINANCIAL (18.1%)
AMB Property Corp.	3,908	229,048
American Financial Group	3,065	110,064
Americredit Corp.*	5,055	127,234
Associated Banc-Corp.	5,703	198,921
Astoria Financial Corp.	3,730	112,497
Bank of Hawaii Corp	2,174	117,287
Berkley (WR) Corp.	7,380	254,684
Brown & Brown, Inc.	5,023	141,699
Cathay General Bancorp	2,268	78,269
City National Corp.	1,749	124,529
Colonial BancGroup, Inc.	6,694	172,304
Cullen Frost Bankers, Inc.	2,613	145,858
Developers Divers Rlty.	4,766	300,020
Eaton Vance Corp.	5,560	183,536
Edwards (A.G.), Inc.	3,332	210,882
Everest RE Group*	2,835	278,142
Fidelity National Financial In	9,645	230,323
First American Corp.	4,220	171,670
First Niagara Financial Grp.	4,846	72,012
Firstmerit Corp.	3,501	84,514
GATX Corp.	2,238	96,973
Gallagher (Arthur J.) & Co.	4,293	126,858

4

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Greater Bay Bancorp	2,226	58,611
HCC Insurance Holdings Inc.	4,866	156,150
Hanover Insurance Group	2,225	108,580
Highwoods Properties, Inc.	2,453	99,984
Horace Mann Educators Corp.	1,881	37,996
Hospitality Properties Trust	3,273	155,566
Indymac Bancorp, Inc.	3,101	140,041
Investors Financial Services	2,885	123,103
Jefferies Group	4,422	118,598
Leucadia National	7,100	200,220
Liberty Property Trust	3,957	194,447
Macerich Co.	3,135	271,397
Mack-Cali Realty Corp.	2,739	139,689
Mercantile Bankshares Corp.	5,492	256,971
Mercury General Corporation	1,553	81,890
MoneyGram International, Inc.	3,678	115,342
New Plan Excel Realty Trust	4,520	124,210
New York Community Bancorp	11,367	183,009
Nuveen Investments, Inc.	3,436	178,260
Ohio Casualty Corp.	2,669	79,563
Old Republic Intl. Corp.	10,086	234,802
PMI Group, Inc.	3,825	180,425
Protective Life Corp.	3,054	145,065
Radian Group, Inc.	3,526	190,087
Raymond James Financial, Inc.	3,955	119,876
Rayonier, Inc.	3,354	137,682
Regency Centers Corp.	3,015	235,683
SEI Investments	2,770	164,981
SVB Financial Group*	1,507	70,256
StanCorp Financial GP	2,343	105,552
TCF Financial	4,924	135,016
United Dominion Rlty.Tr., Inc.	5,895	187,402
Unitrin, Inc.	1,762	88,294
Waddell & Reed Financial, Inc.	3,683	100,767
Washington Federal, Inc.	3,814	89,743
Webster Financial Corp.	2,452	119,461
Weingarten Realty Investors	3,296	151,979

5

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Westamerica Bancorp	1,346	68,148
Wilmington Trust Corp.	2,999	126,468
		9,042,638
HEALTHCARE (10.2%)
Advanced Medical Optics, Inc.*	2,588	91,098
Apria Healthcare Group, Inc.*	1,866	49,729
Beckman Coulter, Inc.	2,726	163,015
Cephalon, Inc.*	2,667	187,783
Charles River Laboratories Inc	2,927	126,593
Community Health Systems Inc.*	4,163	152,033
Covance, Inc.*	2,800	164,948
Cytyc Corp.*	4,921	139,264
Dentsply International, Inc.	6,646	198,383
Edwards Lifesciences Corp.*	2,533	119,152
Gen-Probe, Inc.*	2,279	119,351
Health Net, Inc.*	5,101	248,215
Hillenbrand Industries, Inc.	2,680	152,572
Intuitive Surgical, Inc.*	1,608	154,207
Invitrogen Corp.*	2,105	119,122
Lifepoint Hospitals, Inc.*	2,503	84,351
Lincare Holdings, Inc.*	4,051	161,392
Millennium Pharmaceuticals Inc	13,391	145,962
Omnicare, Inc.	5,314	205,280
Par Pharmaceutical Cos Inc*	1,532	34,271
Pdl BioPharma Inc*	5,042	101,546
Perrigo Co.	3,320	57,436
Pharmaceutical Prod. Dev. Inc.	4,514	145,441
Psychiatric Solutions*	2,326	87,272
ResMed, Inc.*	3,328	163,804
Schein (Henry), Inc.*	3,876	189,846
Sepracor, Inc.*	4,795	295,276
Steris Corp.	2,832	71,281
Techne Corp.*	1,718	95,263
Triad Hospitals, Inc.*	3,852	161,129
Universal Health Services Cl B	2,374	131,591
VCA Antech, Inc.*	3,654	117,622
Valeant Pharmaceuticals*	4,062	70,029
Varian Medical Systems, Inc.*	5,649	268,723
Varian, Inc.*	1,331	59,615

6

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Ventana Medical Systems, Inc.*	1,425	61,318
Vertex Pharmaceutical*	5,496	205,660
		5,099,573
INDUSTRIAL (17.8%)
ADESA, Inc.	3,936	109,224
AGCO Corp.*	3,986	123,327
Affymetrix, Inc.*	2,969	68,465
AirTran Holdings, Inc.*	3,984	46,772
Alaska Air Group, Inc.*	1,741	68,770
Alexander & Baldwin, Inc.	1,869	82,871
Alliant TechSystems Inc.*	1,441	112,672
Ametek, Inc.	4,623	147,196
Avis Budget Group	4,414	95,740
Banta Corp.	1,072	39,021
C.H. Robinson Worldwide, Inc.	7,622	311,664
Cameron International Corp.*	4,874	258,566
Career Education Corp.*	4,147	102,763
Carlisle Companies, Inc.	1,346	105,661
ChoicePoint, Inc.*	3,491	137,476
Con-Way Inc	2,060	90,722
Copart, Inc.*	3,091	92,730
Corinthian Colleges, Inc.*	3,778	51,494
Corporate Executive Board Co.	1,708	149,792
Crane Co.	2,245	82,257
DeVry, Inc.	2,596	72,688
Deluxe Corp.	2,247	56,624
Donaldson Company, Inc.	3,073	106,664
Dun & Bradstreet*	2,687	222,457
Dycom Industries, Inc.*	1,774	37,467
Expeditors Int'l Wash., Inc.	9,329	377,825
Fastenal Co.	5,478	196,551
Federal Signal Corp.	2,086	33,459
Florida Rock Industries	2,155	92,773
Flowserve Corporation*	2,544	128,396
Graco, Inc.	2,943	116,602
Granite Construction	1,479	74,423
HNI Corporation	2,127	94,460
Harsco Corp.	1,835	139,644
Hubbell, Inc. Cl B	2,635	119,128

7

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Hunt (JB) Transport Svcs., Inc	4,547	94,441
ITT Educational Services, Inc.	1,412	93,714
Jacobs Engineering Group, Inc.	2,585	210,781
JetBlue Airways Corp*	7,689	109,184
Joy Global, Inc.	5,193	251,030
Kelly Services, Inc.	927	26,827
Kennametal, Inc.	1,690	99,457
Korn/Ferry International*	1,843	42,315
Laureate Education, Inc.*	2,247	109,272
Lincoln Electric Holdings	1,861	112,442
MSC Ind. Direct Co. Cl A	2,374	92,942
Manpower, Inc.	3,717	278,515
Martek Biosciences Corp.*	1,404	32,769
Miller (Herman), Inc.	2,841	103,299
Mine Safety Appliances Co.	1,318	48,305
Navigant Consulting Co.*	2,350	46,436
Nordson Corp.	1,471	73,300
OSI Restaurant Partners Inc.	3,251	127,439
Oshkosh Truck Corp.	3,218	155,816
Pentair, Inc.	4,366	137,092
Precision Castparts Corp.	5,939	464,905
Quanta Services, Inc.*	5,188	102,048
Reliance Steel & Aluminum Co.	2,803	110,382
Republic Services, Inc.	4,968	202,049
Rollins, Inc.	1,304	28,831
Roper Industries, Inc.	3,816	191,716
SPX, Inc.	2,511	153,573
Scientific Games Corp*	2,926	88,453
Sequa Corp. Cl A*	301	34,633
Sotheby’s (Deleware)	2,458	76,247
Stericycle, Inc.*	1,942	146,621
Swift Transportation Co., Inc.	2,354	61,840
Teleflex, Inc.	1,707	110,204
The Brink’s Company	2,109	134,807
Thomas & Betts Corp.*	2,272	107,420
Timken Co.	4,110	119,930
Trinity Industries	3,491	122,883
United Rentals*	2,911	74,027
Werner Enterprises, Inc.	2,199	38,439

8

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Yellow Roadway Corp.*	2,499	94,287
		8,855,015
TECHNOLOGY (15.0%)
3Com Corp.*	17,357	71,336
Activision, Inc.*	10,921	188,277
Acxiom Corp.	2,991	76,718
Adtran, Inc.	2,754	62,515
Advent Software, Inc.*	872	30,772
Alliance Data Systems*	2,902	181,287
Amphenol Corp Cl A	3,823	237,331
Andrew Corp.*	6,978	71,384
Arrow Electronics*	5,350	168,792
Atmel Corp.*	18,748	113,424
Avnet, Inc.*	5,578	142,405
Avocent Corp.*	2,232	75,552
BISYS Group, Inc.*	5,269	68,022
CDW Corp.	2,641	185,714
CSG Systems Intl., Inc.*	2,064	55,170
Cadence Design Systems, Inc.*	12,142	217,463
Ceridian Corp.*	6,088	170,342
CheckFree Corp.*	3,873	155,540
CommScope, Inc.*	2,608	79,492
Cree , Inc.*	3,371	58,386
Cypress Semiconductor Corp.*	6,298	106,247
DRS Technologies, Inc.	1,755	92,453
DST Systems, Inc.*	2,431	152,254
Diebold, Inc.	2,868	133,649
F5 Networks, Inc.*	1,771	131,426
Fair Isaac Corporation	2,529	102,804
Fairchild Semiconductor Intl.*	5,365	90,186
Gartner, Inc.*	2,492	49,317
Harris Corp.	5,869	269,152
Henry (Jack) & Associates	3,413	73,038
Imation Corp.	1,520	70,574
Ingram Micro, Inc.*	6,088	124,256
Integrated Device Tech., Inc.*	8,694	134,583
International Rectifier*	3,157	121,639
Intersil Corp. Cl A	6,042	144,525
Kemet Corp.*	3,799	27,733

9

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Lam Research Corp.*	6,236	315,666
Lattice Semiconductor Corp.*	5,010	32,465
MEMC Elect. Materials, Inc.*	7,297	285,605
MPS Group, Inc.*	4,484	63,583
Macrovision Corp.*	2,242	63,359
McAfee, Inc.*	6,981	198,121
McData Corporation Cl A*	7,093	39,366
Medics Pharmaceutical Corp.	2,408	84,593
Mentor Graphics Corp.*	3,625	65,359
Micrel, Inc.*	2,502	26,972
Microchip Technology, Inc.	9,444	308,819
National Instruments Corp.	2,491	67,855
Newport Corp.*	1,795	37,605
Palm, Inc.*	4,549	64,095
Parametric Technology Corp.*	4,770	85,955
Plantronics, Inc.	2,083	44,160
Plexus Corp.*	2,018	48,190
Polycom, Inc.*	3,884	120,054
Powerwave Technologies, Inc.*	5,692	36,713
RF Micro Devices*	8,425	57,206
SRA International, Inc. Cl A*	1,786	47,758
Semtech Corp.*	3,183	41,602
Silicon Laboratories, Inc.*	2,390	82,814
Sybase, Inc.*	3,988	98,504
Synopsys, Inc.*	6,174	165,031
Tech Data Corp.*	2,383	90,244
Transaction Systems Architects	1,639	53,382
Triquint Semiconductor, Inc.*	6,007	27,032
Utstarcom, Inc.*	4,648	40,670
ValueClick , Inc.*	4,280	101,136
Vishay Intertechnology, Inc.*	8,073	109,308
Western Digital Corp.*	9,702	198,503
Wind River Systems*	3,303	33,856
Zebra Technologies Cl A*	3,091	107,536
		7,476,875
TELECOMMUNICATIONS (0.6%)
Cincinnati Bell, Inc.*	10,820	49,447
Telephone & Data Systems, Inc.	4,548	247,093
		296,540

10

	Shares	Value($)
COMMON STOCKS:
UTILITIES (8.5%)
AGL Resources, Inc.	3,403	132,411
Alliant Energy Corp.	5,081	191,909
Aqua America, Inc.	5,781	131,691
Aquila, Inc.*	16,389	77,028
Black Hills Corp.	1,453	53,674
DPL, Inc.	4,945	137,372
Duquesne Light Holdings, Inc.	3,834	76,105
Energy East Corporation	6,464	160,307
Equitable Resources, Inc.	5,283	220,565
Great Plains Energy Inc.	3,504	111,427
Hawaiian Electric Inds.	3,551	96,410
IdaCorp, Inc.	1,871	72,314
MDU Resources Group	7,916	202,966
NSTAR	4,665	160,289
National Fuel Gas Co.	3,605	138,937
Northeast Utilities	6,740	189,798
OGE Energy Corp.	3,989	159,560
Oneok, Inc.	4,823	207,968
PNM Resources, Inc.	3,302	102,692
Pepco Holdings, Inc.	8,374	217,808
Puget Energy, Inc.	5,094	129,184
SCANA Corp.	5,098	207,081
Sierra Pacific Resources*	9,669	162,729
Southwestern Energy Co.*	7,364	258,108
Vectren Corporation	3,328	94,116
WGL Holdings, Inc.	2,130	69,395
WPS Resources	1,885	101,847
Westar Energy, Inc.	3,812	98,960
Wisconsin Energy Corp.	5,119	242,948
		4,205,599

TOTAL COMMON STOCKS (Cost: $41,406,861) 97.8%		48,717,322

* Non-income producing security.

11

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill (a)	4.89	01/11/07	200,000	199,670
U.S. Treasury Bill (a)	4.79	03/08/07	200,000	198,133
				397,803
U.S. GOVERNMENT AGENCIES (1.5%)
Federal Farm Credit Corp.	4.80	01/02/07	770,000	769,692

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,167,548) 2.3%				1,167,495

TEMPORARY CASH INVESTMENTS**(Cost: $10,500) 0.0% (b)				10,500

TOTAL INVESTMENTS (Cost: $42,584,909) 100.1%				49,895,317

OTHER NET ASSETS-0.1%				(39,012)

NET ASSETS 100.0%				$49,856,305

(a)          This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

(b)         Less than 0.05%.

**          The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash,  subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight  commercial paper issued by J.P. Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2006 was 4.83%.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2006:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)
Purchased
3 S&P 400 Stock Index Futures Contracts	March 2007	$1,216,950	$(12,700)

Face value of futures purchased and oustanding as a percentage of total investments in securities:  2.4%

12

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (2.0%)
Schnitzer Steel Inds., Inc. Cl A	690	$27,393
Cytec Industries, Inc.	1,900	107,369
Longview Fibre Co.	4,952	108,696
Lubrizol Corp.	2,730	136,855
TETRA Technologies*	2,856	51,665
		431,978
CONSUMER, CYCLICAL (13.8%)
AAR Corp*	3,720	108,587
Aaron Rents, Inc	2,063	59,373
Audiovox Corp. Cl A*	13,880	195,569
Belo Corporation	5,510	101,219
Big Lots, Inc.*	2,054	47,078
CSK Auto Corp*	3,660	62,769
Charming Shoppes, Inc.*	4,570	61,832
Children’s Place Retail Stores	576	36,588
Crown Holdings, Inc.*	12,370	258,780
Crown Media Holdings Cl A*	1,480	5,372
Gamestop Corp.*	2,311	127,359
Gymboree Corp.*	1,327	50,638
Hartmarx Corp.*	5,760	40,666
Hibbett Sporting Goods, Inc.*	2,770	84,568
Hudson Highland Group*	3,930	65,552
ICT Group, Inc.*	1,782	56,293
Landry’s Restaurant, Inc.	2,700	81,243
Lithia Motors, Inc. Cl A	1,360	39,114
Marvel Entertainment Inc*	1,546	41,603
Modine Manufacturing Co.	5,445	136,288
P.F. Changs China Bistro, Inc.	1,782	68,393
Payless Shoesource, Inc.*	7,537	247,364
Phillips Van Heusen Corp.	733	36,775
Pinnacle Entertainment, Inc.*	3,231	107,075
RC2 Corp.*	995	43,780
Rare Hospitality Int’l., Inc.*	1,572	51,766
Red Robin Gourmet Burgers*	2,019	72,381
Rent-A-Center, Inc.*	2,290	67,578
Sunopta*	3,997	35,174
Sunterra Corporation*	9,320	112,306
Tupperware Corp.	5,150	116,442
Tween Brands, Inc.*	1,100	43,923

1

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Wild Oaks Markets, Inc.*	4,346	62,495
Wolverine World Wide, Inc.	9,065	258,534
		2,984,477
CONSUMER, NON-CYCLICAL (5.7%)
Alkermes, Inc.*	2,671	35,711
Boston Beer Co., Inc. Cl A*	1,030	37,059
Chattem, Inc.*	2,361	118,239
Comsys ITPartners, Inc.*	1,336	27,001
Conmed Corp.*	2,590	59,881
Dynamex, Inc.*	1,572	36,722
Flowers Foods, Inc.	1,630	43,994
Forrester Research Inc*	2,109	57,175
Great Atlantic & Pac. Tea, Inc.	1,050	27,027
Hain Celestial Group Inc.*	2,117	66,072
Hologic, Inc.*	2,606	123,212
Longs Drug Stores Corp.	3,750	158,925
Medicines Company*	775	24,583
Mentor Corp.	1,227	59,963
Mueller Industries, Inc.	3,540	112,218
Sovran Self-Storage, Inc.	563	32,249
Vector Group, Ltd.	6,898	122,440
Watson Wyatt Worldwide, Inc.	1,854	83,708
		1,226,179
ENERGY (5.5%)
Aegean Marina Pretroleum*	3,140	51,496
CNX Gas Corp.*	4,110	104,805
Ellora Energy, Inc.* (a)	5,400	64,800
Helix Energy Solutions Group*	3,586	112,493
Holly Corp.	3,933	202,156
Range Resources Corp.	11,309	310,545
Superior Well Services Inc*	2,150	54,954
Unisource Energy Corp.	3,390	123,837
Whittier Energy*	16,920	156,848
		1,181,934
FINANCIAL (24.6%)
Acadia Realty Trust	2,182	54,594
Accredited Home Lenders*	2,470	67,555
American Home Mortgage Inv.	2,250	79,020
AmericanWest Bancorp	2,080	50,378

2

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Argonaut Group, Inc.*	1,814	63,236
Assured Guaranty Co.*	7,135	189,791
Asta Funding, Inc.	3,220	98,017
Bank Mutual Corp.	8,570	103,783
Banner Corporation	1,630	72,274
Brookline Bankcorp	9,600	126,432
Capital Lease Funding, Inc.	2,250	26,100
Choice Hotels Intl., Inc.	3,200	134,720
Columbia Banking System	2,105	73,928
Equity Inns, Inc.	7,580	120,977
Euronet Worldwide*	3,799	112,792
FBR Capital Markets Corp.* (a)	7,200	108,000
First Financial Holdings, Inc.	1,961	76,832
First Niagara Financial Grp.	7,890	117,245
First State Bank Corporation	6,172	152,757
FirstFed Financial Corp.*	1,730	115,858
Friedman, Billings, Ramsey Grp.	5,170	41,360
Getty Realty Corp.	1,459	45,083
Glacier Bancorp, Inc.	5,455	133,320
Highwoods Properties, Inc.	2,530	103,123
ISHARES Russel Midcap	4,480	352,083
ISHARES Russel Midcap	1,770	138,184
IShares Russell Micropac	2,566	149,983
Iberia Bank Corp.	760	44,878
Intl. Securities Exchange, Inc.	1,540	72,057
JER Investors Trust, Inc.	3,340	69,038
Jackson Hewitt Tax Service	1,955	66,411
KNBT Bancorp, Inc.	6,140	102,722
Knight Capital Group, Inc.*	2,510	48,117
La Salle Hotel Properties	2,343	107,427
LandAmerica Financial Group	1,950	123,065
Lazard, Ltd. Cl A*	2,352	111,344
MAF Bancorp	2,840	126,920
Medical Properties Trust Inc	7,320	111,996
Mid-America Apt. Communities	1,400	80,136
National Financial Partners	2,925	128,612
NewAlliance Bankshare	11,330	185,812
PHH Corp.*	6,160	177,839
Pennsylvania Real Estate Investment Trust	1,370	53,951

3

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Phoenix Companies, Inc.	4,890	77,702
Provident Financial Services	6,660	120,746
Rait Finiancial Trust	5,335	183,955
Santander Bancorp	1,423	25,401
Sterling Financial Corp.	2,502	84,593
SWS Group, Inc.	3,050	108,885
Taylor Capital Gowth, Inc.	1,530	56,013
Tower Group, Inc.	2,926	90,911
Vintage Wine Trust, Inc. (a)	8,660	51,960
		5,317,916
HEALTHCARE (6.3%)
ALNYLAM Pharmaceuticals, Inc.*	1,080	23,112
Allscripts Healthcare Solution	3,230	87,178
Arthrocare Corp.*	760	30,339
DJ Orthopedics, Inc.*	2,579	110,433
Digene Corp.*	1,629	78,062
Discovery Laboratories Inc*	14,620	34,503
Enzon, Inc.*	12,590	107,141
Genesis HealthCare Corp.*	1,150	54,315
Human Genome Sciences, Inc.*	5,747	71,493
Inverness Medical Innovations*	4,231	163,740
Keryx Biopharmaceuticals, Inc.	2,227	29,619
Myriad Genetics Inc.*	1,100	34,430
PSS World Medical Inc.*	3,196	62,418
Psychiatric Solutions*	2,389	89,635
Rigel Pharmaceuticals, Inc.*	2,017	23,942
Sciele Pharma, Inc.*	1,225	29,400
Seattle Genetics, Inc.*	3,150	16,790
Senomyx, Inc.*	1,520	19,745
Theravance, Inc.*	2,007	61,996
Valeant Pharmaceuticals*	3,672	63,305
Ventana Medical Systems, Inc.*	2,266	97,506
Viasys Healthcare, Inc.*	2,639	73,417
		1,362,519
INDUSTRIAL (18.0%)
Actuant Corp. Cl A	1,221	58,181
Acuity Brands, Inc.	1,547	80,506
Affymetrix, Inc.*	2,856	65,859
Agnico-Eagle Mines, Ltd.	5,464	225,335

4

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Alaska Air Group, Inc.*	2,600	102,700
Allis-Chalmers Corp*	3,710	85,478
Apogee Enterprises, Inc.	4,498	86,856
Aspect Medical Systems, Inc.*	2,820	53,044
Benchmark Electronics*	3,376	82,239
Bronco Drilling Co., Inc.*	2,910	50,023
Bucyrus International , Inc.	2,472	127,951
Chaparral Steel Co.	2,470	109,347
Curtis Wright Corp. Cl B	1,629	60,403
DIODES, Inc.*	1,749	62,055
Eclipsys Corp.*	2,633	54,134
FLIR Systems Inc.*	4,099	130,471
FLOTEK Industries, Inc.*	410	11,501
Felcor Lodging Trust, Inc.	1,970	43,025
Frozen Foods Express Ind.	5,210	44,806
General Cable Corp.*	4,936	215,753
Genesee & Wyoming, Inc. Cl A*	4,077	106,980
Genlyte Group, Inc.*	1,441	112,557
Granite Construction	3,055	153,728
HUB Group, Inc. Cl A*	2,715	74,798
Harmonic, Inc.*	6,727	48,905
Healthcare Services Group	2,190	63,422
Heidrick & Struggles Intl Inc*	1,812	76,756
ICO, Inc.*	7,400	41,736
Interline Brands, Inc.*	2,044	45,929
Komag, Inc.*	1,250	47,350
Ladish Co Inc*	1,965	72,862
Levitt Corporation	4,220	51,653
Lincoln Electric Holdings	1,591	96,128
Littelfuse, Inc.*	4,280	136,446
Live Nation Inc*	1,500	33,600
Miller (Herman), Inc.	2,035	73,993
Moog, Inc. Cl A*	1,334	50,945
RTI International Metals Inc*	1,869	146,193
RailAmerica, Inc.*	16,795	270,064
Semitool, Inc.*	5,097	67,841
Siligan Holdings, Inc.	3,230	141,862
Texas Industries, Inc.	1,590	102,126

5

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Waste Connections Inc.*	1,574	65,400
Wright Express Corp*	1,927	60,065
		3,891,006
TECHNOLOGY (15.7%)
Activision, Inc.*	4,724	81,442
Altiris, Inc.*	1,955	49,618
Anixter International, Inc.*	2,260	122,718
Ansys, Inc.*	1,086	47,230
Arris Group, Inc.*	5,335	66,741
Aspen Technology, Inc.*	4,968	54,747
Cirrus Logic, Inc.*	3,190	21,947
CommScope, Inc.*	7,084	215,920
Computer Programs & Systems	1,248	42,420
Digital Insight Corporation*	1,492	57,427
Digitas*	5,077	68,083
Dot Hill Systems*	8,210	32,265
EFJ, Inc.*	8,045	54,304
Electronics For Imaging, Inc.*	5,519	146,695
Equinix Inc*	550	41,591
Exelixis, Inc*	2,470	22,230
Fairchild Semiconductor Intl.*	910	15,297
FormFactor, Inc.*	1,784	66,454
Global Imaging Systems., Inc.*	4,250	93,288
Hyperion Solutions, Corp.*	1,850	66,489
Imation Corp.	1,560	72,431
Informatica Corp.*	3,852	47,033
Lecroy Corp.*	4,702	54,120
Marlin Business Services*	2,628	63,151
Medics Pharmaceutical Corp.	6,565	230,627
Micrel, Inc.*	8,006	86,304
Microsemi Corp.*	3,796	74,591
Netlogic Microsystems, Inc.*	3,203	69,473
Neustar, Inc. Cl A*	1,520	49,309
Parametric Technology Corp.*	3,390	61,088
Perot Systems Corp. Cl A*	3,150	51,629
Rogers Corp.*	2,487	147,106
SPSS, Inc.*	2,070	62,245
Semtech Corp.*	1,820	23,787
Syniverse Holdings, Inc.*	5,630	84,394

6

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Tech Data Corp.*	2,990	113,230
Technitrol, Inc.	6,460	154,328
Tibco Software, Inc.*	2,650	25,016
Varian Semiconductor Equip.*	2,824	128,547
Verint Systems, Inc.*	1,939	66,469
Viasat, Inc.*	4,402	131,223
Wabtech	3,187	96,820
Website Pros, Inc.*	2,620	23,711
aQuantive, Inc.*	4,162	102,634
		3,386,172
TELECOMMUNICATIONS (0.9%)
CT Communications, Inc.	2,360	54,091
Cincinnati Bell, Inc.*	9,560	43,689
Iowa Telecomunications Service	4,760	93,820
		191,600
UTILITIES (2.6%)
Avista Corp.	3,030	76,689
Black Hills Corp.	1,390	51,347
Northwestern Corp.	1,310	46,348
PNM Resources, Inc.	5,482	170,490
Sierra Pacific Resources*	6,330	106,534
Westar Energy, Inc.	3,970	103,061
		554,469

TOTAL COMMON STOCKS (Cost: $17,135,684) 95.1%		20,528,250

* Non-income producing security.

7

	Shares	Value($)
PREFERRED STOCK:
FINANCIAL (0.2%)
Quanta Capital Holdings	2,690	49,900

TOTAL PREFERRED STOCK (Cost: $67,250) 0.2%		49,900

	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.4%)
GSC Capital Corp. (a)	7.25	07/15/10	90,000	90,000

TOTAL LONG-TERM DEBT SECURITIES (Cost: $90,000) 0.4%				90,000

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (5.0%)
Federal Farm Credit Corp.	4.80	01/02/07	1,090,000	1,089,564

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,089,564) 5.0%				1,089,564

TEMPORARY CASH INVESTMENTS**(Cost: $10,500) 0.0% (1)				10,500

TOTAL INVESTMENTS (Cost: $18,392,998) 100.7%				21,768,214

OTHER NET ASSETS -0.7%				(144,109)

NET ASSETS 100.0%				$21,624,105

(1)   Less than 0.05%.

(a)   Rule 144a restricted security.

**The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash,  subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight  commercial paper issued by J.P. Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2006 was 4.83%.

8

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2006

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (6.9%)
U.S. Treasury Note	AAA	4.00	11/15/12	750,000	$724,131
U.S. Treasury Strip	AAA	0.00	02/15/17	2,500,000	1,546,760
U.S. Treasury Strip	AAA	0.00	08/15/21	3,000,000	1,457,163
U.S. Treasury Strip	AAA	0.00	02/15/18	1,500,000	879,315
					4,607,369
U.S. GOVERNMENT AGENCIES (58.4%)
MORTGAGE-BACKED OBLIGATIONS (34.3%)
FHLMC	AAA	5.00	06/15/17	500,000	494,288
FHLMC	AAA	4.00	10/15/26	650,000	632,465
FHLMC	AAA	6.00	07/15/29	334,177	337,672
FNMA	AAA	8.00	03/01/31	11,493	12,122
FNMA	AAA	7.50	06/01/31	10,175	10,595
FNMA	AAA	7.00	09/01/31	16,462	16,940
FNMA	AAA	7.00	11/01/31	16,483	16,961
FNMA	AAA	7.50	02/01/32	30,931	32,182
FNMA	AAA	6.00	03/01/32	42,843	43,263
FNMA	AAA	7.00	04/01/32	52,858	54,374
FNMA	AAA	6.00	04/01/32	50,160	50,617
FNMA	AAA	6.00	04/01/32	42,194	42,579
FNMA	AAA	6.50	04/01/32	38,568	39,452
FNMA	AAA	7.50	04/01/32	17,839	18,542
FNMA	AAA	8.00	04/01/32	11,850	12,502
FNMA	AAA	8.00	04/01/32	3,488	3,681
FNMA	AAA	6.50	05/01/32	59,301	60,660
FNMA	AAA	6.00	05/01/32	59,627	60,171
FNMA	AAA	6.50	05/01/32	56,133	57,419
FNMA	AAA	7.50	06/01/32	14,317	14,882
FNMA	AAA	7.00	06/01/32	6,349	6,531
FNMA	AAA	6.50	07/01/32	74,082	75,780
FNMA	AAA	6.00	05/01/33	346,015	348,933
FNMA	AAA	5.00	06/01/33	833,233	806,011
FNMA	AAA	5.50	07/01/33	314,247	311,043
FNMA	AAA	5.50	09/01/33	190,454	188,512
FNMA	AAA	5.50	10/01/33	436,286	431,838
FNMA	AAA	5.00	11/01/33	596,803	577,305
FNMA	AAA	5.50	03/01/34	177,388	175,580
FNMA	AAA	5.00	03/01/34	176,968	171,186
FNMA	AAA	5.50	03/01/34	103,600	102,544

1

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
FNMA	AAA	5.00	04/01/34	211,226	204,186
FNMA	AAA	5.00	04/01/34	132,178	127,772
FNMA	AAA	4.50	05/01/34	155,554	145,978
FNMA	AAA	4.50	06/01/34	303,824	285,122
FNMA	AAA	5.50	07/01/34	319,936	316,506
FNMA	AAA	6.50	07/01/34	248,193	253,111
FNMA	AAA	5.50	09/01/34	1,122,581	1,110,546
FNMA	AAA	5.50	09/01/34	968,555	958,171
FNMA	AAA	6.00	09/01/34	426,240	429,435
FNMA	AAA	5.50	09/01/34	243,034	240,428
FNMA	AAA	6.50	09/01/34	153,267	156,304
FNMA	AAA	6.00	10/01/34	478,249	481,833
FNMA	AAA	5.50	10/01/34	173,581	171,720
FNMA	AAA	6.00	11/01/34	396,034	399,002
FNMA	AAA	5.50	02/01/35	244,137	241,519
FNMA	AAA	5.50	02/01/35	220,512	217,994
FNMA	AAA	5.00	04/01/35	382,863	369,747
FNMA	AAA	5.50	04/01/35	346,474	342,517
FNMA	AAA	5.00	06/01/35	258,300	249,451
FNMA	AAA	5.50	08/01/35	410,394	405,707
FNMA	AAA	5.00	09/01/35	458,757	443,041
FNMA	AAA	5.50	11/01/35	378,351	374,030
FNMA	AAA	6.00	12/01/36	400,000	402,708
FNMA	AAA	6.00	01/01/37	335,000	337,268
FNMA	AAA	6.00	02/25/47	214,855	216,869
FNMA	AAA	6.50	09/01/16	13,100	13,420
FNMA	AAA	6.50	03/01/17	28,230	28,913
FNMA	AAA	5.50	04/01/17	20,567	20,617
FNMA	AAA	5.50	05/01/17	23,615	23,671
FNMA	AAA	5.50	05/01/17	18,737	18,782
FNMA	AAA	6.50	05/01/17	11,879	12,166
FNMA	AAA	6.50	06/01/17	79,826	81,757
FNMA	AAA	5.50	06/01/17	47,476	47,589
FNMA	AAA	5.00	04/01/18	375,833	370,303
FNMA	AAA	4.50	05/01/18	232,665	224,999
FNMA	AAA	5.00	09/01/18	172,681	170,140
FNMA	AAA	4.50	12/01/18	192,804	186,451

2

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
FNMA	AAA	4.50	02/01/19	104,575	101,005
FNMA	AAA	4.00	05/01/19	345,458	325,574
FNMA	AAA	4.50	05/01/19	289,687	279,798
FNMA	AAA	4.50	06/01/19	587,447	567,393
FNMA	AAA	4.50	06/01/19	310,056	299,472
FNMA	AAA	5.50	09/01/19	140,461	140,562
FNMA	AAA	5.00	09/01/20	219,585	215,875
FNMA	AAA	5.00	10/01/20	446,585	439,039
FNMA	AAA	5.00	12/01/20	345,675	339,834
FNMA	AAA	6.00	04/01/23	294,918	298,618
FNMA	AAA	6.00	05/01/23	259,404	262,658
FNMA	AAA	5.50	03/01/24	319,238	317,538
FNMA	AAA	5.00	03/01/24	245,076	238,487
FNMA	AAA	6.00	01/01/25	465,861	471,269
FNMA	AAA	5.50	08/01/25	371,791	369,521
FNMA	AAA	5.50	09/01/25	251,926	250,388
FNMA	AAA	5.00	10/01/25	339,187	330,065
FNMA	AAA	5.50	11/01/26	395,416	392,861
GNMA (1)	AAA	6.50	04/15/31	6,742	6,929
GNMA (1)	AAA	7.00	05/15/31	19,396	20,045
GNMA (1)	AAA	7.00	09/15/31	7,241	7,483
GNMA (1)	AAA	7.00	09/15/31	756	781
GNMA (1)	AAA	6.50	10/15/31	28,948	29,749
GNMA (1)	AAA	6.50	12/15/31	9,986	10,262
GNMA (1)	AAA	6.50	05/15/32	9,127	9,377
GNMA (1)	AAA	7.00	05/15/32	5,309	5,486
GNMA (1)	AAA	6.27	10/16/27	2,000,000	2,073,540
					23,090,012
NON-MORTGAGE-BACKED OBLIGATION (24.1%)
FHLB	AAA	4.88	08/16/10	1,000,000	998,141
FHLMC	AAA	4.38	07/17/15	1,500,000	1,437,453
FHLMC	AAA	5.20	03/05/19	3,000,000	2,916,636
FNMA	AAA	4.25	07/15/07	1,000,000	994,710
FNMA	AAA	3.25	01/15/08	3,000,000	2,941,473
FNMA	AAA	3.25	02/15/09	1,000,000	964,856

3

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d.)
NON-MORTGAGE-BACKED OBLIGATION (Cont’d.)
FNMA	AAA	4.63	10/15/13	5,000,000	4,898,495
FNMA	AAA	4.13	04/15/14	1,150,000	1,090,260
					16,242,024
BASIC MATERIALS (1.8%)
International Paper Co.	BBB	4.25	01/15/09	250,000	244,652
Lubrizol Corp.	BBB-	5.50	10/01/14	250,000	243,717
Monsanto Co.	A-	4.00	05/15/08	250,000	244,921
PolyOne Corp.	B+	7.50	12/15/15	250,000	218,750
Worthington Industries, Inc.	BBB	6.70	12/01/09	250,000	256,716
					1,208,756
CONSUMER, CYCLICAL (7.2%)
Belo Corporation	BBB-	8.00	11/01/08	250,000	259,371
Caterpillar Fin. Svc.	A	2.63	01/30/07	250,000	249,501
Comcast Cable Communications	BBB+	6.20	11/15/08	250,000	253,958
Coors Brewing Co	BBB	6.38	05/15/12	250,000	258,704
Cox Communications, Inc. Cl A	BBB-	3.88	10/01/08	250,000	243,228
Daimlerchrysler	BBB	4.05	06/04/08	100,000	97,864
Dow Jones & Co.	BBB	3.88	02/15/08	100,000	97,916
Ethan Allen Interiors (a)	A-	5.38	10/01/15	250,000	236,700
Fruit of the Loom (2)	NR	7.38	11/15/23	69,034	7
Home Depot, Inc.	A+	5.40	03/01/16	250,000	244,512
Johnson Controls, Inc.	A-	4.88	09/15/13	250,000	238,706
Kellwood, Co.	BB	7.88	07/15/09	250,000	253,587
May Dept Stores Co. (a)	BBB	4.80	07/15/09	250,000	246,011
Newell Rubbermaid	BBB+	4.63	12/15/09	500,000	488,343
Pulte Homes, Inc.	BBB	4.88	07/15/09	250,000	246,177
Quebecor World, Inc.	B+	4.88	11/15/08	250,000	241,875
RadioShack Corp.	BB	7.38	05/15/11	250,000	253,910
Scholastic Corp.	BB	5.00	04/15/13	250,000	221,794
Stanley Works (a)	A	3.50	11/01/07	250,000	245,968
Target Corp.	A+	5.38	06/15/09	250,000	251,419
Wendy’s International, Inc.	BB+	6.25	11/15/11	200,000	199,287
					4,828,838
CONSUMER, NON-CYCLICAL (2.2%)
CVS Corp.	BBB+	6.13	08/15/16	250,000	257,949
Kellogg Co.	BBB+	2.88	06/01/08	250,000	241,300
Kroger Co.	BBB-	4.95	01/15/15	250,000	236,199

4

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
CONSUMER, NON-CYCLICAL (Cont’d.)
PepsiAmericas, Inc.	A	6.38	05/01/09	250,000	254,340
Sara Lee Corp.	BBB+	6.25	09/15/11	250,000	254,617
Wal-Mart Stores, Inc.	AA	6.88	08/10/09	250,000	260,457
					1,504,862
ENERGY (2.5%)
Anadarko Petroleum	BBB-	3.25	05/01/08	250,000	242,281
Cooper Cameron Corp.	BBB+	2.65	04/15/07	250,000	247,968
Diamond Offshore Drilling	A-	4.88	07/01/15	250,000	234,664
Ocean Energy, Inc.	BBB	4.38	10/01/07	250,000	248,037
Premco Refining Group	BBB	7.50	06/15/15	250,000	261,444
Sunoco, Inc.	BBB	4.88	10/15/14	250,000	234,055
Weatherford Enterra, Inc.	BBB+	5.50	02/15/16	250,000	242,839
					1,711,288
FINANCIAL (10.5%)
American Express Credit Corp.	A+	3.00	05/16/08	250,000	242,641
American Honda Fin. (a)	A+	3.85	11/06/08	250,000	243,956
Berkshire Hathaway Fin	AAA	4.20	12/15/10	250,000	241,234
Brandywine Realty Tr.	BBB-	4.50	11/01/09	250,000	243,389
Capital One Bank	A-	5.75	09/15/10	250,000	254,023
Colonial Properties Tr.	BBB-	4.80	04/01/11	200,000	192,299
Deere Capital Corp.	A	3.90	01/15/08	500,000	493,017
Developers Divers Rlty.	BBB	5.00	05/03/10	200,000	197,262
First Horizon MtgeTr	AAA	5.00	06/25/33	510,272	504,571
First Tennessee Natl. Bank	BBB+	4.50	05/15/13	500,000	467,017
FleetBoston Financial Group	AA-	3.85	02/15/08	250,000	246,158
Ford Motor Credit Co.	B	7.38	10/28/09	250,000	250,533
GATX Financial Corp.	BBB	5.13	04/15/10	150,000	148,029
GE Capital Corp.	AAA	5.45	01/15/13	500,000	504,784
GMAC	BB+	0.00	12/01/12	500,000	331,004
Goldman Sachs Group, Inc.	AA-	3.88	01/15/09	250,000	243,544
Lehman Brothers Hlds.	A+	4.00	01/22/08	250,000	246,556
Markel Corp.	BBB-	6.80	02/15/13	150,000	155,756
Markel Corp.	BBB-	7.00	05/15/08	100,000	101,551
National City Bank	A+	3.38	10/15/07	250,000	245,730
Natl Rural Utls. Coop. Fin.	A+	3.88	02/15/08	250,000	246,130
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	250,000	258,148
SLM Corp.	A	4.00	01/15/09	250,000	244,449
Shurgard Storage Centers, Inc.	A-	7.75	02/22/11	250,000	268,488

5

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (Cont’d.)
Union Planters Bank	A+	5.13	06/15/07	250,000	249,771
Wells Fargo & Company	AA	3.50	04/04/08	250,000	244,823
					7,064,863
HEALTHCARE (1.5%)
Allergan, Inc. (a)	A	5.75	04/01/16	250,000	252,832
UnitedHealth Group	A	3.38	08/15/07	250,000	246,929
WellPoint, Inc.	BBB+	4.25	12/15/09	250,000	243,010
Wyeth	A	5.50	03/15/13	250,000	251,618
					994,389
INDUSTRIAL (2.8%)
Bunge, Ltd.	BBB-	5.35	04/15/14	250,000	240,277
Deluxe Corp.	BB-	3.50	10/01/07	250,000	244,375
Donnelley R.R. & Sons	BBB+	4.95	04/01/14	250,000	230,556
Lafarge Corp.	BBB	6.50	07/15/08	200,000	202,640
Masco Corp.	BBB+	5.88	07/15/12	200,000	200,222
Seariver Maritime	AAA	0.00	09/01/12	1,000,000	746,863
					1,864,933
TECHNOLOGY (0.8%)
Arrow Electronics	BBB-	6.88	06/01/18	250,000	258,264
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	250,627
					508,891
TELECOMMUNICATIONS (1.1%)
Alltel Corp.	A-	7.00	03/15/16	250,000	256,639
Nextel Communications, Inc.	BBB+	5.25	01/15/10	250,000	244,688
Verizon Global	A	4.00	01/15/08	250,000	246,655
					747,982
UTILITIES (2.1%)
Duke Energy Corp.	BBB+	4.50	04/01/10	250,000	244,072
Kinder Morgan	BBB	5.15	03/01/15	250,000	224,325
Pepco Holdings, Inc.	BBB-	4.00	05/15/10	200,000	190,873
Progress Energy, Inc.	BBB	5.25	12/15/15	250,000	245,830
Telecom de Puerto Rico	BBB+	6.80	05/15/09	250,000	255,193
Virginia Elect.& Pwr.	BBB	4.50	12/15/10	250,000	242,232
					1,402,525

TOTAL LONG-TERM DEBT SECURITIES (Cost: $67,060,194) 97.8%					65,776,732

*Ratings as per Standard & Poor’s Corporation.

6

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.8%)
Novartis Finance	5.28	01/02/07	1,240,000	1,239,454

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,239,454) 1.8%				1,239,454

TOTAL INVESTMENTS (Cost: $68,299,648) 99.6%				67,016,186

OTHER NET ASSETS 0.4%				254,097

NET ASSETS 100.0%				$67,270,283

Abbreviations: FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA= Government National Mortgage Association
NR = Not Rated

(1) U.S. Government guaranteed ecurity.

(2)  Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

(a)  Rule 144a restricted security.

The total value of investments not rated or below-investment grade was $2,215,122, or 3.3 % of the Fund’s total investments as of December 31, 2006.

7

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND )
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2006

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (22.0%)
Federal Home Loan Bank	AAA	4.95	01/02/07	2,282,000	$2,281,059
Federal Home Loan Mortgage Corp.	AAA	5.21	01/23/07	10,000,000	9,965,252
Federal National Mortgage Association	AAA	5.24	01/17/07	847,000	844,789
Federal National Mortgage Association	AAA	5.20	01/24/07	6,455,000	6,431,684
					19,522,784
COMMERCIAL PAPER (78.1%)
7-Eleven, Inc.	A1+/P1	5.22	01/12/07	2,500,000	2,495,276
Abbott Labs	A1+/P1	5.21	01/16/07	1,700,000	1,695,799
Abbott Labs	A1+/P1	5.25	01/09/07	1,000,000	998,535
Alabama Power Co.	A1/P1	5.28	01/05/07	947,000	946,166
Alabama Power Co.	A1/P1	5.27	01/05/07	493,000	492,567
American Express Credit Corp.	A1/P1	5.26	01/12/07	2,600,000	2,595,061
Anheuser-Busch Co.	A1/P1	5.23	01/02/07	2,600,000	2,598,867
Archer Daniels	A1/P1	5.24	01/17/07	370,000	369,024
Archer Daniels	A1/P1	5.23	01/16/07	350,000	349,132
Archer Daniels Midland	A1/P1	5.24	01/31/07	2,000,000	1,990,615
Becton Dickinson & Co.	A1/P1	5.21	01/31/07	2,600,000	2,587,921
Caterpillar, Inc.	A1/P1	5.25	01/05/07	2,600,000	2,597,725
Coca-Cola Company	A1/P1	5.20	01/04/07	2,600,000	2,598,122
Coca-Cola Enter	A1/P1	5.24	01/26/07	1,500,000	1,494,096
Coca-Cola Enter	A1/P1	5.26	02/02/07	600,000	597,018
Coca-Cola Enter	A1/P1	5.22	01/24/07	500,000	498,181
Colgate-Palmolive Corp	A1+/P1	5.22	01/19/07	2,600,000	2,592,459
Emerson Electric	A1/P1	5.24	01/25/07	1,500,000	1,494,323
Emerson Electric	A1/P1	5.25	01/08/07	700,000	699,080
Emerson Electric	A1/P1	5.26	01/24/07	400,000	398,538
General Electric Capital Corp.	A1+/P1	5.24	01/16/07	1,250,000	1,246,894
General Electric Capital Corp.	A1+/P1	5.25	01/26/07	1,000,000	996,043
General Electric Capital Corp.	A1+/P1	5.25	01/04/07	350,000	349,743
Hershey Foods	A1/P1	5.20	01/23/07	2,296,000	2,288,039
IBM Corp.	A1/P1	5.23	01/16/07	2,600,000	2,593,569
Johnson & Johnson	A1+/P1	5.21	01/04/07	1,996,000	1,994,555
Kimberly-Clark Worldwide	A1+/P1	5.25	01/29/07	2,500,000	2,489,045
Medtronic, Inc.	A1+/P1	5.28	01/02/07	1,315,000	1,314,421
National Rural Utilities	A1/P1	5.25	01/16/07	1,400,000	1,396,513
National Rural Utilities	A1/P1	5.27	01/11/07	1,200,000	1,197,889
Nestle Capital Corp.	A1+/P1	5.22	02/01/07	1,400,000	1,393,278
Nestle Capital Corp.	A1+/P1	5.22	01/17/07	1,200,000	1,196,853

1

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (Cont’d.)
Novartis Finance	A1+/P1	5.30	01/03/07	2,600,000	2,598,468
Pitney Bowes	A1/P1	5.29	01/03/07	2,600,000	2,598,472
Procter & Gamble	A1+/P1	5.22	02/22/07	1,200,000	1,190,590
Procter & Gamble	A1+/P1	5.21	01/16/07	900,000	897,778
Procter & Gamble	A1+/P1	5.23	02/22/07	500,000	496,071
Siemens Capital	A1+/P1	5.26	01/30/07	2,600,000	2,588,218
UPS	A1+/P1	5.20	01/12/07	2,600,000	2,595,117
Unilever Capital	A1/P1	5.27	01/02/07	2,600,000	2,598,857
Washington Gas Light Co.	A1/P1	5.26	01/05/07	2,100,000	2,098,153
Washington Gas Light Co.	A1/P1	5.24	01/05/07	500,000	499,562
XTRA, Inc.	A1+/P1	5.26	01/04/07	1,300,000	1,299,046
XTRA, Inc.	A1+/P1	5.30	01/12/07	500,000	499,042
XTRA, Inc.	A1+/P1	5.33	01/16/07	310,000	309,219
XTRA, Inc.	A1+/P1	5.27	01/09/07	300,000	299,560
					69,113,500

TOTAL INVESTMENTS (Cost: $88,636,284) 100.1%					88,636,284

OTHER NET ASSETS -0.1%					(100,362)

NET ASSETS 100.0%					$88,535,922

*  Ratings as per Standard & Poor’s Corporation.

2

ITEM 7.                 DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                 PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.                  PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.            SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.           CONTROLS AND PROCEDURES.

(a)             The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)            The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.           EXHIBITS.

Attached hereto:

(a) (1) ) Not applicable – The Annual Report to Shareholders includes information on how to obtain a copy of the Code of Ethics at no charge.

(2) Exhibit 99.CERT                                                                              Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b)             Exhibit 99.906CERT       Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

Exhibit 99.REPT                                        Report of Independent Registered Public Accounting Firm

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: February 28, 2007

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date: February 28, 2007